                                                                Evergreen Select

                                                                    Fixed Income
                                                                           Funds



March 31, 1998
Semiannual Report























[Evergreen Logo]
Evergreen Funds(SM)
    Since 1932

                               Table of Contents




Letter to Shareholders ........................   1
Evergreen Select Core Bond Fund
   Fund at a Glance ...........................   2
   Portfolio Commentary .......................   3
Evergreen Select Fixed Income Fund
   Fund at a Glance ...........................   5
   Portfolio Commentary .......................   6
Evergreen Select Income Plus Fund
   Fund at a Glance ...........................   8
   Portfolio Commentary .......................   9
Evergreen Select Intermediate
Tax Exempt Bond Fund
   Fund at a Glance ...........................  11
   Portfolio Commentary .......................  12
Evergreen Select Limited Duration Fund
   Fund at a Glance ...........................  14
   Portfolio Commentary .......................  15


Financial Highlights
   Evergreen Select Core Bond Fund ............  17
   Evergreen Select Fixed Income Fund .........  19
   Evergreen Select Income Plus Fund ..........  20
   Evergreen Select Intermediate Tax Exempt
      Bond Fund ...............................  21
   Evergreen Select Limited Duration Fund .....  22
Schedules of Investments
   Evergreen Select Core Bond Fund ............  23
   Evergreen Select Fixed Income Fund .........  25
   Evergreen Select Income Plus Fund ..........  28
   Evergreen Select Intermediate Tax Exempt
      Bond Fund ...............................  32
   Evergreen Select Limited Duration Fund .....  39
Statements of Assets and Liabilities ..........  40
Statements of Operations ......................  41
Statements of Changes in Net Assets ...........  42
Combined Notes to Financial
  Statements ..................................  43


--------------------------------------------------------------------------------
                                Evergreen Funds

Evergreen Funds is one of the nation's fastest growing investment companies with more than $47 billion in assets under management.

With over 80 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broader range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to the Evergreen Funds to provide a distinctive level of service and excellence in investment management.

This semiannual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.


Mutual Funds:   ARE NOT FDIC INSURED   May lose value o Are not bank guaranteed




                          Evergreen Distributor, Inc.
Evergreen(SM) is a Service Mark of Evergreen Investment Services, Inc.
                                Copyright 1998.

                            Letter to Shareholders


                                   May 1998



Dear Shareholders:


Whether you look at the six-month period or the 12-month period that ended on March 31, 1998, it has been an excellent time for institutions to be invested in a portfolio taking advantage of opportunities in the
domestic bond market. The U.S. economy has been
                                growing at a strong rate, while
                                inflationary pressures have been kept under
                                control and interest rates -- particularly
                                long-term rates -- have continued to decline,
                                leading to price appreciation for most fixed-
                                income securities. In fact, the
(Photo of William M. Ennis)     yield on the 30-year Treasury
 William M. Ennis               declined 114 basis points during
                                the 12-months from 7.07% to
                                5.93% -- a significant move, particularly during
                                healthy economic times. During the same period,
                                the yield curve flattened significantly,
(Photo of David C. Francis)     reflecting the outperformance of longer-
David C. Francis                duration securities over those with shorter
                                durations. The yield on the six-month Treasury
bill, for example, declined just 25 basis points, from 5.29% to 5.04%.

Despite inevitable periods of short-term market corrections, it has been a year when even the bad news has often been good news for the U.S. bond market. Uncertainty abroad -- particularly the Asian financial and currency crisis -- has tended to increase the relative attractiveness of the U.S. currency and the relative safety of dollar-based bonds. High-grade investments have tended to do very well, while high-yield investments have done even better as the strong domestic economy has encouraged investors to seek the higher income and accept the greater credit risk of high-yield securities.

Within this environment, the five portfolios of the Evergreen Select Fixed Income Funds have each pursued their distinct strategies to take advantage of different investment opportunities and to respond to different investor risk control needs. In the following pages, we present specific reports on the management and performance of each of the five portfolios for the six-month period that ended on March 31, 1998.

At Evergreen Funds, we provide the Select Funds to give institutional investors the opportunity to choose among a range of investment alternatives, each with its distinct objectives and risk parameters. Thank you for your continued support of Evergreen Select Funds.

Sincerely,




/s/ William M. Ennis
William M. Ennis
Managing Director
Evergreen Funds




/s/ David C. Francis
David C. Francis, C.F.A.
Chief Investment Officer
Managing Director
First Capital Group

                                   EVERGREEN
                             Select Core Bond Fund



                     Fund at a Glance as of March 31, 1998

            -------------------------------------------------------
                               PORTFOLIO PROFILE



                                  Philosophy

The Evergreen Select Core Bond Fund is designed to maximize total return by focusing on current income and identifying opportunities to capture capital gains. The portfolio maintains a bias toward corporate and mortgage securities in order to capture higher levels of income.



                                    Process

The portfolio managers seek to enhance performance, while pursuing a controlled risk approach, by actively managing three specific characteristics within the portfolio: duration, sector allocation and security selection. The managers utilize both quantitative tools and fundamental research in order to determine an appropriate duration strategy as well as enhance the sector allocation and security selection processes.



                                   Benchmark

                      Lehman Brothers Aggregate Bond Index

--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS

                             Class I    Class IS     Class IC
Performance Inception Date   12/19/97    3/9/98      2/28/88
Average Annual Returns
6 months                       --          --         4.59%
1 year                         --          --        11.43%
3 years                        --          --         8.36%
5 years                        --          --         6.31%
10 years                       --          --         8.56%
Since Inception              2.11%       0.74%        8.17%
30-day SEC Yield             5.85%         --         5.85%

--------------------------------------------------------------------------------
                                LONG TERM GROWTH


(Chart appears here. The plot points are listed in the table below.)

                  3/88     3/90      3/92      3/94      3/96      3/98
Class IC Shares   10,000   11,562    14,592    17,292    19,565    22,733
LBABI             10,000   11,814    14,859    17,233    20,045    23,547
CPI               10,000   11,047    11,957    12,635    13,350    13,923


Comparison of a $10,000 investment in Evergreen Select Core Bond Fund, Class IC shares, versus a similar investment in the Lehman Brothers Aggregate Bond Index (LBABI), and the Consumer Price Index (CPI).

Past performance is no guarantee of future results. The performance of each class may vary based on differences in fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Performance information includes the performance of the Fund's predecessor common trust fund for periods before the Fund's registration statement became effective on November 24, 1997. Performance for the common trust fund has been adjusted to include the effect of estimated expenses based upon the mutual fund expense ratio as stated in the Fund's current Prospectus. Index returns do not reflect expenses, which have been deducted from the Fund's return. The common trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act") or subject to certain investment restrictions that are imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, its performance may have been adversely affected.

                                   EVERGREEN
                             Select Core Bond Fund



                              Portfolio Commentary


--------------------------------------------------------------------------------
     Portfolio Management Team









(Photo of L. Robert Cheshire)         (Photo of Bruce J. Besecker)
       L. Robert Cheshire               Bruce J. Besecker, C.F.A.


--------------------------------------------------------------------------------
     Performance


     For the six months ending March 31, 1998, the Evergreen Select Core Bond Fund Class I shares posted a total return of 4.59%. This performance compares favorably to the Fund's benchmark, the Lehman Brothers Aggregate Bond Index, which returned 4.55% during the same period. Strong performance relative to the benchmark can be attributed primarily to the portfolio's "barbelled" structure as well as an effective, though somewhat conservative, duration strategy.


                                   Portfolio
                                Characteristics
                                ---------------


     Total Net Assets                                             $570,110,897

     Average Credit Quality                                                AAA

     Average Maturity                                                9.8 years

     Average Duration                                                4.8 years


--------------------------------------------------------------------------------
     Investment Environment


     During the fiscal period, despite dire headlines the U.S. bond market experienced positive side-effects from the well-publicized turmoil in Asia. Although the extent of the crisis is not yet known, the initial impact was generally beneficial to fixed-income investors in that it effectively slowed economic growth and had a calming effect on inflation. Within this market environment, interest rates trended lower, as the yield on the 30-year Treasury bond declined from 6.40% to 5.92% over the six-month period.



     --------------------------------------------------------------------
                             PORTFOLIO COMPOSITION

     (as a percentage of net assets)


     (Pie chart appears here. See table below for the plot points.)

     Mortgage-Backed Securities--29.1%
     Treasury Notes/Bonds--26.5%
     Corporate Notes/Bonds--16.9%
     Foreign Bonds--13.7%
     Mutual fund shares and
          other assets and liabilities, net--6.1%
     Asset-Backed Securities--3.9%
     Government Agency Notes/Bonds--3.8%


--------------------------------------------------------------------------------
     Investment Strategy


     Sector allocations in the portfolio remained essentially unchanged during the fiscal period. Instead, our strategy focused primarily on the structure of the portfolio as well as duration management.


     Implemented approximately a year ago, the portfolio's barbell structure was maintained throughout the fiscal period and had a positive impact on performance. A "barbelled" portfolio is distinguished by securities primarily on both ends of the yield curve rather than in

                                   EVERGREEN
                             Select Core Bond Fund



                              Portfolio Commentary

     the middle. As spreads -- or the difference between yields -- in the bond market narrowed during the fiscal period, this structure enhanced the Fund's total return.


     Our duration strategy was also effective during the past six months in reducing the Fund's volatility. Generally speaking, investors despise uncertainty, and the situation in Southeast Asia represented uncharted territory for the financial markets. As investors grappled with the extent of the impact from this crisis, the market experienced volatility as interest rates bounced around. Because the Fund's duration was kept near that of the benchmark, our returns did not fluctuate too dramatically. Rather, we enjoyed a relatively smooth ride and still managed to outpace our benchmark. Duration declined modestly during the six months -- in step with falling interest rates -- and finished the period at 4.8 years, slightly longer than the Lehman Brothers Aggregate Bond Index.



     --------------------------------------------------------------------
                               PORTFOLIO QUALITY

     (as a percentage of portfolio assets)

     (Pie chart appears here. See table below for the plot points.)

     U.S. Government Agency--62.0%
     A--17.0%
     AAA--8.0%
     AA--6.0%
     BAA--2.5%
     NR--2.5%
     BA--2.0%


--------------------------------------------------------------------------------
     Outlook


     Going forward, our outlook can best be described as "cautiously positive." Although underlying economic fundamentals bode well for lower inflation and interest rates in the long term, we are concerned about whether the impact from the Asian crisis will counterbalance inflationary growth in the short term. Some emerging data such as rising personal income and increased consumer spending actually suggest that inflation may heat up in the near term. In the face of these mixed economic signals, we do not anticipate implementing significant sector allocation adjustments or an overly aggressive duration stance.


     We do, however, anticipate maintaining the portfolio's barbell structure, with a particularly strong weighting on the long end of the yield curve. Whether the economy slows due to the Asian crisis or heats up because growth is too strong, we feel spreads in the bond market will narrow. If they do, as we expect, the portfolio's barbelled structure should continue to enhance total return.

                                   EVERGREEN
                            Select Fixed Income Fund



                     Fund at a Glance as of March 31, 1998

            -------------------------------------------------------
                               PORTFOLIO PROFILE



                                  Philosophy

The Evergreen Select Fixed Income Fund seeks to increase total return by focusing on current income and identifying opportunities to capture capital gains. The portfolio maintains a bias toward corporate and mortgage securities in order to capture higher levels of income.



                                    Process

The Fund's portfolio manager seeks to enhance performance, while controlling risk, by actively managing three specific characteristics within the portfolio: duration, sector allocation and security selection. The manager utilizes both quantitative tools and fundamental research to determine an appropriate duration strategy as well as to enhance the sector allocation and security selection processes.



                                   Benchmark

                          Lehman Brothers Intermediate
                        Government/Corporate Bond Index


--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS

                                 Class I     Class IS
Performance Inception Date   3/31/77      3/9/98
Average Annual Returns
6 months                     3.29%          --
1 year                       8.53%          --
3 years                      7.45%          --
5 years                      5.54%          --
10 years                     7.68%          --
Since Inception              8.51%        0.31%
30-day SEC Yield             6.03%          --

--------------------------------------------------------------------------------
                               LONG TERM GROWTH

(Chart appears here. See the table below for plot points.)

                 3/88    3/90      3/92      3/94      3/96      3/98
Class I Shares   10,000  11,593    14,368    16,283    18,439    20,950
LBIGCBI          10,000  11,627    14,437    16,642    19,053    21,892
CPI              10,000  11,047    11,957    12,635    13,350    13,923


Comparison of a $10,000 investment in Evergreen Select Fixed Income Fund, Class I shares, versus a similar investment in the Lehman Brothers Intermediate Government/Corporate Bond Index (LBIGCBI), and the Consumer Price Index (CPI).

Past performance is no guarantee of future results. The performance of each class may vary based on differences in fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Performance information includes the performance of the Fund's predecessor common trust fund for periods before the Fund's registration statement became effective on November 24, 1997. Performance for the common trust fund has been adjusted to include the effect of estimated expenses based upon the mutual fund expense ratio as stated in the Fund's current Prospectus. Index returns do not reflect expenses, which have been deducted from the Fund's return. The common trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act") or subject to certain investment restrictions that are imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, its performance may have been adversely affected.

                                   EVERGREEN
                            Select Fixed Income Fund



                             Portfolio Commentary


--------------------------------------------------------------------------------
     Portfolio Management





                           (Photo of Thomas L. Ellis)
                               Thomas L. Ellis


--------------------------------------------------------------------------------
     Performance


     The Evergreen Select Fixed Income Fund Class I shares posted a 3.29% total return for the six-month period ending March 31, 1998 slightly lower than the 3.73% return of its benchmark, the Lehman Brothers Intermediate Government/Corporate Bond Index. However, the Fund did outperform the 3.11% average return of short intermediate investment grade debt funds tracked by Lipper Analytical Services. Although returns were hampered by a small exposure to foreign securities that lagged as a result of the Asian crisis, the Fund's outperformance relative to its peer group can be attributed to a favorable duration stance.

                                   Portfolio
                                Characteristics
                                ---------------


     Total Net Assets                                             $483,071,117

     Average Credit Quality                                                 AA

     Average Maturity                                                4.8 years

     Average Duration                                                3.6 years

--------------------------------------------------------------------------------
     Favorable Economic Backdrop


     The bond market's positive returns during the fiscal period were driven by a fundamentally sound U.S. economy. Investors witnessed the same favorable economic themes that have been prevalent for the past several quarters: healthy economic growth, benign inflation and low interest rates. In fact, interest rates continued to trend lower, as the yield on the 30-year Treasury bond declined from 6.40% to 5.92% during the six months.


     Despite the favorable economic backdrop, investors spent the period grappling with the potential impact from the financial crisis unfolding in Asia. Although the effects of the "Asian flu" included brief volatility, the overall effect for fixed income investors was generally positive, inducing slower U.S. economic growth and a calming effect on inflation.

                                   EVERGREEN
                            Select Fixed Income Fund



                             Portfolio Commentary

     --------------------------------------------------------------------
                             PORTFOLIO COMPOSITION

     (as a percentage of net assets)

     (Pie chart appears here. See table below for the plot points.)

     Corporate Notes/Bonds--26.9%
     Treasury Notes/Bonds--24.8%
     Government Agency Notes/Bonds--14.0%
     Collateralized Mortgage Obligations--10.9%
     Asset-Backed Securities--8.9%
     Repurchase agreement and other assets and liabilities, net--5.8% Yankee Obligations--5.5%
     Mortgage-Backed Securities--3.2%


--------------------------------------------------------------------------------
     Investment Strategy


     The Fund's duration was lengthened approximately 12% over the course of the fiscal period. Duration began the period slightly less than that of the benchmark, but following the increase stood at 3.6 years, nearly 107% of the index. This move was undertaken in response to analysis which indicated that underlying economic fundamentals would fuel a steady interest rate decline. Our forecast proved accurate as rates proceeded to decline steadily over the fiscal period, and allowed the Fund to outperform its benchmark by 13 basis points during the first quarter of 1998.


     From a sector standpoint, we maintained a strong weighting in corporate, mortgage and asset-backed securities. During the final three months of the period the Fund's exposure to corporate and asset-backed securities remained steady at 26.9% and 8.9%, respectively. Our mortgage weighting was increased significantly, and currently represents 14.1% of the portfolio. Within the mortgage sector, we focused security selection on issues which may be less likely to be affected by pre-payment risk. This strategy has proved timely as the declining interest rate environment caused a surge in homeowner refinancings.



     --------------------------------------------------------------------
                               PORTFOLIO QUALITY

     (as a percentage of portfolio assets)

     (Pie chart appears here. See table below for the plot points.)

     U.S. Government--26.3%
     U.S. Government Agency--17.3%
     AAA--17.9%
     AA--3.7%
     A--22.7%
     BAA--6.1%
     BA--4.1%
     Not rated--1.9%


--------------------------------------------------------------------------------
     Outlook


     Our outlook for the bond market remains extremely positive as a number of economic forces continue to bode well for low interest rates and benign inflation over the long term. In the short term, however, uncertain investors are currently struggling to gauge which of the "countervailing forces" -- strong U.S. growth or the tempering effect from the Asian crisis -- will prevail. This uncertainty is likely to cause increased volatility in the near term as the situation and its effects unfold. Until this situation becomes more clear, we anticipate modestly shortening our duration -- to neutral -- in order to help cushion the portfolio from volatility and potentially higher interest rates in the short term.

                                   EVERGREEN
                            Select Income Plus Fund



                     Fund at a Glance as of March 31, 1998

            -------------------------------------------------------
                               PORTFOLIO PROFILE



                                  Philosophy

The Evergreen Select Income Plus Fund seeks to increase total return by pursuing a high level of current income and a potential for capital appreciation. The portfolio managers seek to achieve the Fund's objective by actively managing portfolio duration for capital gain opportunities.



                                    Process

The portfolio managers complement fundamental research with quantitative tools which serve to identify undervalued or overlooked fixed income securities with potential for appreciation. In an effort to achieve a high level of current income, the Fund emphasizes corporate and mortgage backed securities.



                                   Benchmark

Lehman Brothers Government/Corporate Bond Index

--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS

                             Class I     Class IS
Performance Inception Date   8/31/88      3/2/98
 ..
Average Annual Returns
 ..
6 months                      4.05%         --
 ..
1 year                       11.41%         --
 ..
3 years                       8.68%         --
 ..
5 years                       6.36%         --
 ..
Since Inception               8.30%       0.31%
 ..
30-day SEC Yield              5.93%         --
 ..

--------------------------------------------------------------------------------
                                LONG TERM GROWTH

(Chart appears here. The plot points are listed in the table below.)

                8/88       3/90       3/92      3/94      3/96      3/98
Class I Shares  10,000     11,293     14,007    16,126    18,489    21,474
LBGCBI          10,000     11,651     14,598    17,145    19,892    23,355
CPI             10,000     10,815     11,706    12,370    13,069    13,630


Comparison of a $10,000 investment in Evergreen Select Income Plus Fund, Class I shares, versus a similar investment in the Lehman Brothers
Government/Corporate Bond Index (LBGCBI), and the Consumer Price Index (CPI).

Past performance is no guarantee of future results. The performance of each class may vary based on differences in fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Performance information includes the performance of the Fund's predecessor common trust fund for periods before the Fund's registration statement became effective on November 24, 1997. Performance for the common trust fund has been adjusted to include the effect of estimated expenses based upon the mutual fund expense ratio as stated in the Fund's current Prospectus. Index returns do not reflect expenses, which have been deducted from the Fund's return. The common trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act") or subject to certain investment restrictions that are imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, its performance may have been adversely affected.

                                   EVERGREEN
                            Select Income Plus Fund



                             Portfolio Commentary


--------------------------------------------------------------------------------
     Portfolio Management Team






     (Photo of George Prattos)        (Photo of J.P. Weaver)
           George Prattos               J.P. Weaver, C.F.A.


--------------------------------------------------------------------------------
     Performance


     For the six months ended March 31, 1998 the Evergreen Select Income Plus Fund Class I shares posted a 4.05% total return, slightly lower than the Lehman Brothers Government/Corporate Bond Index of 4.77%. The Fund did outperform the 3.94% average return of all intermediate investment grade debt funds tracked by Lipper Analytical Services, an independent mutual fund rating company.
                                   Portfolio
                                Characteristics
                                ---------------


     Total Net Assets                                           $1,177,269,484

     Average Credit Quality                                                 AA

     Average Maturity                                                8.8 years

     Average Duration                                                6.5 years
--------------------------------------------------------------------------------
     Strong Underlying Fundamentals


     Healthy economic growth and near-invisible inflation provided the backdrop for another positive period in the bond market. Interest rates remained stable as the effects of the Asian crisis -- slower domestic growth and declining import prices -- began filtering back into U.S. economic data. Subsequently, the yield on the 30-year Treasury bond hovered comfortably between 5.75% and 6.25%, and managed to decline nearly 50 basis points during the six months. The Federal Reserve Board, apparently content with current economic data, left key short-term interest rates unchanged on the final day of the fiscal period.



     --------------------------------------------------------------------
                             PORTFOLIO COMPOSITION

     (as a percentage of net assets)


     (Pie chart appears here. See the table below for plot points.)

     Corporate Notes/Bonds--30.5%
     Treasury Notes/Bonds--25.4%
     Government Agency Notes/Bonds--13.3%
     Yankee Obligations--12.9%
     Repurchase agreements, mutual fund shares
          and other assets and liabilities, net--5.8%
     Mortgage-Backed Securities--4.3%
     Taxable Municipal Bonds--3.1%


--------------------------------------------------------------------------------
     Investment Strategy


     Corporate and mortgage bonds -- the two primary yield enhancing sectors the Fund emphasizes -- both outpaced Treasuries in the final three months of the fiscal period. We increased the portfolio's corporate weighting, including Yankee Obligations, from 36.2% to 43.4% during the same period. This increased weighting, coupled with the sector's subsequent strong returns, contributed to the Fund's outperformance relative to its peers. Conversely, exposure to mortgage-backed securities has remained relatively stable. Our cautious outlook toward this sector can be partially attributed to the recent boom in refinancings which has increased pre-payment risk within the mortgage sector.

                                   EVERGREEN
                            Select Income Plus Fund



                             Portfolio Commentary

     The portfolio's duration was lengthened 11% during the period and currently stands at 6.5 years. This move was in response to our expectation that interest rates would continue to trend lower. As emerging economic data supported the case for a low inflation environment and rates steadily declined, the portfolio's lengthened duration enhanced the Fund's total return.



     --------------------------------------------------------------------
                               PORTFOLIO QUALITY

     (as a percentage of portfolio assets)

     (Pie chart appears here. See the table below for plot points.)

     U.S. Government--27.0%
     U.S. Government Agency--16.2%
     AAA--5.6%
     AA--4.2%
     A--18.7%
     BAA--10.0%
     BA--2.5%
     Not Rated--15.8%


--------------------------------------------------------------------------------
     Outlook


     Our outlook for the bond market is very positive in the long term as global economic forces continue to foster low interest rates and benign inflation world-wide. Market technicals remain very favorable, but we remain concerned by the overwhelming consensus expectation for a strong performance by bonds in 1998. We feel much of the positive economic data has already been priced into the market, and soaring bond prices during the remainder of 1998 may be unrealistic. Consequently, we approach the coming months with a degree of caution and plan to take advantage of any pullbacks in the market to selectively add to the portfolio. In anticipation of stable to modestly lower interest rates, we will likely maintain a duration slightly longer than our benchmark.

                                   EVERGREEN
                    Select Intermediate Tax Exempt Bond Fund



                     Fund at a Glance as of March 31, 1998

            -------------------------------------------------------
                               PORTFOLIO PROFILE



                                  Philosophy

The Evergreen Select Intermediate Tax Exempt Bond Fund seeks the highest possible current income, exempt from federal income taxes, consistent with the Fund's maturity and preservation of capital.1 The Fund provides stable, non-taxable income flows at competitive rates by primarily investing in tax-free bonds.



                                    Process

The portfolio manager utilizes both quantitative tools and hands-on, fundamental research to identify attractive tax-exempt investment opportunities. In order to increase total return, the Fund may also lend portfolio securities and enter into repurchase and reverse repurchase agreements.



                                   Benchmark

                  Lehman Brothers Municipal Bond 7-Year Index




1 Some portion of the Fund's income may be subject to the Federal Alternative
  Minimum Tax.

--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS

                             Class I     Class IS
Performance Inception Date   1/31/84      3/2/98
Average Annual Returns
6 months                      3.90%         --
1 year                       10.12%         --
3 years                       6.88%         --
5 years                       5.76%         --
10 years                      6.65%         --
Since Inception               7.45%       0.01%
30-day SEC Yield              4.57%         --
Tax Equivalent Yield*         7.57%         --

*Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.
--------------------------------------------------------------------------------
                               LONG TERM GROWTH

(Chart appears here. The plot points are listed in the table below.)

                3/88        3/90      3/92      3/94      3/96      3/98
Class I Shares  10,000      11,295    13,099    14,901    16,640    19,044
LBMBI*          10,000      11,603    13,846    15,910    18,284    20,853
CPI             10,000      11,047    11,957    10,635    13,350    13,923

Comparison of a $10,000 investment in Evergreen Select Intermediate Tax Exempt Bond Fund, Class I shares, versus a similar investment in the Lehman Brothers Municipal Bond 7-year Index (LBMBI), and the Consumer Price Index (CPI).

*The Lehman Brothers Municipal Bond 7-Year Index inception date was
1/31/90. The Lehman Brothers Municipal 10-Year Index was used for the period from 3/31/88 -- 1/31/90.
Past performance is no guarantee of future results. The performance of each class may vary based on differences in fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Performance information includes the performance of the Fund's predecessor common trust fund for periods before the Fund's registration statement became effective on November 24, 1997. Performance for the common trust fund has been adjusted to include the effect of estimated expenses based upon the mutual fund expense ratio as stated in the Fund's current Prospectus. Index returns do not reflect expenses, which have been deducted from the Fund's return. The common trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act") or subject to certain investment restrictions that are imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, its performance may have been adversely affected.

                                   EVERGREEN
                    Select Intermediate Tax Exempt Bond Fund




                              Portfolio Commentary


--------------------------------------------------------------------------------
     Portfolio Management





                         (Photo of Richard K. Marrone)
                              Richard K. Marrone


--------------------------------------------------------------------------------
     Performance


     For the six months ending March 31, 1998, the Evergreen Select Intermediate Tax Exempt Bond Fund Class I shares posted a 3.90% total return. This performance compares very favorably to the 3.00% average return of intermediate municipal debt funds tracked by Lipper Analytical Services, an independent mutual fund rating company. The Fund's strong performance relative to its peers can be attributed to an emphasis on higher- yielding bonds as well as a favorable duration strategy.

                                   Portfolio
                                Characteristics
                                ---------------


     Total Net Assets                                             $754,208,248

     Average Credit Quality                                                 AA

     Average Maturity                                                9.8 years

     Average Duration                                                8.4 years

--------------------------------------------------------------------------------
     The Municipal Bond Market


     Moderating economic growth, low inflation and range-bound interest rates created a favorable environment for fixed-income investors during the past six months. A decline in new Treasury issuance contributed to stable interest rates, as the 30-year Treasury bond traded between 5.75% and 6.25% for most of the period. Within the municipal market, spreads -- or the difference in yields -- between high- and low-rated bonds narrowed considerably during this same period. This compression of spreads essentially meant that investors received less reward for assuming a greater amount of risk associated with lower-rated securities.


     Supply within the municipal market was generally strong due to exceptionally low interest rates that spurred a flurry of new issuance. This supply-and-demand imbalance caused municipal bonds to cheapen, prompting individual and institutional investors to take advantage of the temporary buying opportunity during the final weeks of the period.



     --------------------------------------------------------------------
                             PORTFOLIO COMPOSITION

     (as a percentage of net assets)

     (Pie chart appears here. The Plot points are listed in the table below.)

     General Obligation Notes/Bonds--20.2%
     Escrow--17.7%
     Other Revenue Bonds, mutual fund shares and other
          assets and liabilities, net--15.1%
     Hospitals/Nursing Homes/Health Care--14.0%
     Residential Care--7.7%
     Transportation--6.6%
     Housing--6.4%
     Industrial Development/Pollution Control--6.2%
     Utility--5.0%
     Lease Rental Bonds/Municipal Leases--1.1%

                                   EVERGREEN
                    Select Intermediate Tax Exempt Bond Fund



                              Portfolio Commentary

--------------------------------------------------------------------------------
     Investment Strategy


     Our two primary strategies during the fiscal period involved increasing the Fund's yield and lengthening duration. Both measures contributed to a strong quarterly performance and allowed the Fund to outpace its peers.


     Consistent with our income-oriented strategy, high grade bonds were sold and replaced with primarily higher-yielding securities. These purchases consisted primarily of callable bonds or housing bonds, and offered a premium yield due to their inherent structure. By pursuing a higher coupon structure, the portfolio will be better able to help provide a steady stream of income as well as a degree of stability amid a potentially volatile market environment.


     Another decision which positively impacted performance was the implementation of a modestly long duration. This move was in response to our expectation that interest rates would continue their decline. In line with our forecast, the yield on the 30-year Treasury bond declined from 6.40% to 5.92% during the six months. As interest rates trended lower, duration was lengthened nearly 7% (during the final three months of the period) and currently stands at 8.4 years.

     --------------------------------------------------------------------
                               PORTFOLIO QUALITY

     (as a percentage of portfolio assets)

     (Pie chart appears here. The Plot points are listed in the table below.)

     AAA--39.7%
     AA--14.6%
     A--15.2%
     BAA--23.3%
     Not Rated--7.2%


--------------------------------------------------------------------------------
     Outlook


     Looking ahead, we anticipate interest rates will remain relatively stable as a result of slower domestic growth, the after-effects of the Asian crisis and benign inflation. Although the effects until now have been generally positive, we recognize that the fallout from the Asian crisis can still cause problems and create volatility within the financial markets.


     Technically speaking, we feel municipal bonds remain solid. Two factors bode particularly well for the municipal market going forward: a favorable supply/demand backdrop and the fact that yields on municipals are at their most attractive levels in nearly a year. These two factors have created a buying opportunity which should allow municipal bonds to outperform in the coming months. Going forward, we will be mindful of potential pitfalls and continue to monitor the market for hidden value and opportunities.

                                   EVERGREEN
                          Select Limited Duration Fund



                     Fund at a Glance as of March 31, 1998

            -------------------------------------------------------
                               PORTFOLIO PROFILE



                                  Philosophy

Evergreen Select Limited Duration Fund seeks higher yields consistent with preservation of capital and low principal fluctuation. By emphasizing the use of high quality corporate, mortgage and asset-backed securities maturing in less than five years, the Fund seeks to provide investors a high level of current income while reducing price volatility.



                                    Process

The Fund's portfolio manager seeks to enhance performance, while reducing principal fluctuation, by actively managing three specific characteristics within the portfolio: maturity structure, sector allocation and security selection. In addition, quantitative tools are utilized to analyze interest rate movement and to determine an appropriate duration strategy.



                                   Benchmark

                   Merrill Lynch 1-3 Year Treasury Bond Index


--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS

                             Class I
Performance Inception Date   4/30/94
Average Annual Returns
6 months                     2.91%
1 year                       7.27%
3 years                      6.68%
Since Inception              6.28%
30-day SEC Yield             5.48%

--------------------------------------------------------------------------------
                                LONG TERM GROWTH

(Chart appears here. Plot points are listed in the table below.)

                4/94          3/95      3/96      3/97      3/98
Class I Shares  10,000        10,458    11,242    11,836    12,696
MLTBI           10,000        10,484    11,296    11,898    12,791
CPI             10,000        10,271    10,551    10,855    11,004



Comparison of a $10,000 investment in Evergreen Select Limited Duration Fund, Class I shares, versus a similar investment in the Merrill Lynch 1-3 Year Treasury Bond Index (MLTBI), and the Consumer Price Index (CPI).

Past performance is no guarantee of future results. The investment return and principal value may fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Performance information includes the performance of the Fund's predecessor common trust fund for periods before the Fund's registration statement became effective on November 24, 1997. Performance for the common trust fund has been adjusted to include the effect of estimated expenses based upon the mutual fund expense ratio as stated in the Fund's current Prospectus. Index returns do not reflect expenses, which have been deducted from the Fund's return. The common trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act") or subject to certain investment restrictions that are imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, its performance may have been adversely affected.

                                   EVERGREEN
                          Select Limited Duration Fund



                              Portfolio Commentary


--------------------------------------------------------------------------------
     Portfolio Management





                           (Photo of George Prattos)
                                 George Prattos


--------------------------------------------------------------------------------
     Performance


     For the six months ending March 31, 1998, the Evergreen Select Limited Duration Fund posted a total return of 2.91%, slightly lower than the Merrill Lynch 1-3 year Treasury Bond Index, which returned 3.17%. The Fund did outperform the 2.77% average return of short investment grade debt funds tracked by Lipper Analytical Services, an independent mutual fund rating company.
                                   Portfolio
                                Characteristics
                                ---------------


     Total Net Assets                                              $57,112,479

     Average Credit Quality                                                 AA

     Average Maturity                                                2.0 years

--------------------------------------------------------------------------------
     Investment Environment


     Competitive currency devaluations in developing Southeast Asian countries have raised concerns that the global economy may be adversely affected by significantly slower growth in this area. Inflation has showed little signs of life as these potentially deflationary effects make their way to the U.S. In recent testimony, the Federal Reserve Board pondered whether inflation has become so low that policy makers need to consider at what point effective price stability has been reached. As such, over the last six months, interest rates declined modestly. Declines were more pronounced in the long end of the yield curve due to the impressive declines in inflation. The decline in short rates was less than that in the long end as domestic growth continued on a path of strength leaving investors unsure of the next move from the Fed.



     --------------------------------------------------------------------
                             PORTFOLIO COMPOSITION

     (as a percentage of net assets)

     (Pie chart appears here. The Plot points are listed in the table below.)


     Treasury Notes/Bonds--30.2%
     Corporate Notes/Bonds--29.1%
     Government Agency Notes/Bonds--18.5%
     Commercial Paper--14.0%
     Asset-Backed Securities--4.3%
     Collateralized Mortgage Obligations--2.1%
     Repurchase agreements, other assets and liabilities, net--1.8%

--------------------------------------------------------------------------------
     Investment Strategy


     Our sector allocation continues to favor an overweighting of corporate, mortgage- and asset-backed securities versus Treasuries. While it is too early to discern if corporate spreads made an important low last year, we viewed the modest widening of corporate spreads at year-end as an opportunity to add to our positions. These decisions contributed in a positive fashion to the funds' performance.


     We have employed a barbell structure in the fund, a strategy which overweights the long and short end of the maturity spectrum while underweighting the middle.

                                   EVERGREEN
                          Select Limited Duration Fund



                              Portfolio Commentary

     This strategy has potential to outperform the benchmark in an environment where long rates fall faster than short rates. This, in fact, has been the case and was an important contributor to our favorable performance during the time period.


     Over the last six months, our assessment of the fundamentals affecting interest rates has largely been positive. Furthermore, the technical backdrop for a declining interest rate environment has also been present. As such, we have positioned the Fund neutral to longer in duration than the benchmark over the last six months. This also has been an important factor in our strong performance recently.



     --------------------------------------------------------------------
                               PORTFOLIO QUALITY

     (as a percentage of portfolio assets)

     (Pie chart appears here. The Plot points are listed in the table below.)

     AAA--65.4%
     AA--10.9%
     A--15.8%
     BAA--4.2%
     Not Rated--3.7%


--------------------------------------------------------------------------------
     Outlook


     While it remains quite clear that Asian economies are weakening, the effects on domestic growth, at this point, seem muted. In fact, domestic growth continues on a path of strength leaving the risk of domestic overheating and a tighter Fed policy, a credible possibility. The Fed seems to be on hold, taking a "wait and see" attitude. Chairman Greenspan has publicly pondered as to whether something is different this time and will likely influence the Fed to leave interest rates unchanged until they see the white of inflation's eyes, banking on higher productivity, a stronger dollar, and lower import and commodity prices to hold the line on inflation. Any surprises in these key areas, or an unexpected strengthening in Asian economies will put the pressure on the Fed to tighten, in order to ensure continued price stability.


     We will be monitoring this fundamental backdrop against the potential for further buying power by investors due to a potential decrease in U.S. Treasury supply stemming from an improving budget surplus. Conversely, selling pressure may evolve if supply does not decrease as much as expected or if investors embrace a bullish fundamental scenario too quickly, as they did in early January of this year. Evaluating these changes in market sentiment will be another important factor in the months to come. Together, changes in the fundamental bias and market sentiment have the potential to drive a movement out of the trading range that has recently been defined over the last quarter.

                                   EVERGREEN
                             Select Core Bond Fund



                             Financial Highlights

                (For a share outstanding throughout the period)


                                                    December 19, 1997
                                                     (Commencement of
                                                   Class Operations) to
                                                      March 31, 1998
                                                       (Unaudited)
 INSTITUTIONAL SHARES
Net asset value beginning of period                    $    10.68
                                                       ----------

Income from investment operations
Net investment income                                        0.18

Net realized and unrealized gain on investments              0.04
                                                       ----------

Total from investment operations                             0.22
                                                       ----------

Less distributions from net investment income            (   0.18)
                                                       ----------

Net asset value end of period                          $    10.72
                                                       ----------

Total return                                                 2.11%

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                    0.42%(a)

 Expenses excluding indirectly paid expenses                 0.42%(a)

 Expenses excluding fee waivers                              0.54%(a)

 Net investment income                                       6.09%(a)

Portfolio turnover rate                                        19%

Net assets end of period (thousands)                   $  128,263



                                                      March 9, 1998
                                                     (Commencement of
                                                   Class Operations) to
                                                      March 31, 1998
                                                       (Unaudited)
 INSTITUTIONAL SERVICE SHARES
Net asset value beginning of period                    $    10.68
                                                       ----------

Income from investment operations
Net investment income                                        0.04

Net realized and unrealized gain on investments              0.04
                                                       ----------

Total from investment operations                             0.08
                                                       ----------

Less distributions from net investment income            (   0.04)
                                                       ----------

Net asset value end of period                          $    10.72
                                                       ----------

Total return                                                 0.74%

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                    0.67%(a)

 Expenses excluding indirectly paid expenses                 0.67%(a)

 Expenses excluding fee waivers                              0.79%(a)

 Net investment income                                       6.69%(a)

Portfolio turnover rate                                        19%

Net assets end of period (thousands)                   $      110


(a)  Annualized.




                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                             Select Core Bond Fund



                             Financial Highlights

                (For a share outstanding throughout the period)


                                                    November 24, 1997
                                                     (Commencement of
                                                   Class Operations) to
                                                      March 31, 1998
                                                       (Unaudited)
 INSTITUTIONAL CHARITABLE SHARES
Net asset value beginning of period                    $    10.68
                                                       ----------

Income from investment operations
Net investment income                                        0.23

Net realized and unrealized gain on investments              0.04
                                                       ----------

Total from investment operations                             0.27
                                                       ----------

Less distributions from net investment income            (   0.23)
                                                       ----------

Net asset value end of period                          $    10.72
                                                       ----------

Total return                                                 2.51%

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                    0.42%(a)

 Expenses excluding indirectly paid expenses                 0.42%(a)

 Expenses excluding fee waivers                              0.53%(a)

 Net investment income                                       6.03%(a)

Portfolio turnover rate                                        19%

Net assets end of period (thousands)                   $  441,739


(a)  Annualized.




                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                            Select Fixed Income Fund



                              Financial Highlights

                (For a share outstanding throughout the period)


                                                    November 24, 1997
                                                     (Commencement of
                                                   Class Operations) to
                                                      March 31, 1998
                                                       (Unaudited)
 INSTITUTIONAL SHARES
Net asset value beginning of period                    $    5.96
                                                       ---------

Income from investment operations
Net investment income                                       0.13

Net realized and unrealized gain on investments                0
                                                       ---------

Total from investment operations                            0.13
                                                       ---------

Less distributions from net investment income            (  0.13)
                                                       ---------

Net asset value end of period                          $    5.96
                                                       ---------

Total return                                                2.18%

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                   0.52%(a)

 Expenses excluding indirectly paid expenses                0.52%(a)

 Expenses excluding fee waivers                             0.62%(a)

 Net investment income                                      6.17%(a)

Portfolio turnover rate                                       19%

Net assets end of period (thousands)                   $ 481,529



                                                      March 9, 1998
                                                     (Commencement of
                                                   Class Operations) to
                                                      March 31, 1998
                                                       (Unaudited)
 INSTITUTIONAL SERVICE SHARES
Net asset value beginning of period                    $    5.97
                                                       ---------

Income from investment operations
Net investment income                                       0.03

Net realized and unrealized loss on investments          (  0.01)
                                                       ---------

Total from investment operations                            0.02
                                                       ---------

Less distributions from net investment income            (  0.03)
                                                       ---------

Net asset value end of period                          $    5.96
                                                       ---------

Total return                                                0.31%

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                   0.77%(a)

 Expenses excluding indirectly paid expenses                0.77%(a)

 Expenses excluding fee waivers                             0.88%(a)

 Net investment income                                      5.97%(a)

Portfolio turnover rate                                       19%

Net assets end of period (thousands)                   $   1,542


(a)  Annualized.






                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                            Select Income Plus Fund



                             Financial Highlights

                (For a share outstanding throughout the period)


                                                    November 24, 1997
                                                     (Commencement of
                                                   Class Operations) to
                                                      March 31, 1998
                                                       (Unaudited)
 INSTITUTIONAL SHARES
Net asset value beginning of period                    $    5.72
                                                       ---------

Income from investment operations
Net investment income                                       0.13

Net realized and unrealized loss on investments          (  0.01)
                                                       ---------

Total from investment operations                            0.12
                                                       ---------

Less distributions from net investment income            (  0.13)
                                                       ---------

Net asset value end of period                          $    5.71
                                                       ---------

Total return                                                2.03%

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                   0.51%(a)

 Expenses excluding indirectly paid expenses                0.51%(a)

 Expenses excluding fee waivers                             0.61%(a)

 Net investment income                                      6.25%(a)

Portfolio turnover rate                                       24%

Net assets end of period (thousands)                   $1,174,460



                                                      March 2, 1998
                                                     (Commencement of
                                                   Class Operations) to
                                                      March 31, 1998
                                                       (Unaudited)
 INSTITUTIONAL SERVICE SHARES
Net asset value beginning of period                    $    5.72
                                                       ---------

Income from investment operations
Net investment income                                       0.03

Net realized and unrealized loss on investments          (  0.01)
                                                       ---------

Total from investment operations                            0.02
                                                       ---------

Less distributions from net investment income            (  0.03)
                                                       ---------

Net asset value end of period                          $    5.71
                                                       ---------

Total return                                                0.31%

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                   0.76%(a)

 Expenses excluding indirectly paid expenses                0.76%(a)

 Expenses excluding fee waivers                             0.91%(a)

 Net investment income                                      6.11%(a)

Portfolio turnover rate                                       24%

Net assets end of period (thousands)                   $   2,809


(a)  Annualized.





                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                   Select Intermediate Tax Exempt Bond Fund



                             Financial Highlights

                (For a share outstanding throughout the period)


                                                    November 24, 1997
                                                     (Commencement of
                                                   Class Operations) to
                                                      March 31, 1998
                                                       (Unaudited)
 INSTITUTIONAL SHARES
Net asset value beginning of period                    $    64.84
                                                       ----------

Income from investment operations
Net investment income                                        1.07

Net realized and unrealized gain on investments              0.83
                                                       ----------

Total from investment operations                             1.90
                                                       ----------

Less distributions from net investment income            (   1.07)
                                                       ----------

Net asset value end of period                          $    65.67
                                                       ----------

Total return                                                 2.93%

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                    0.61%(a)

 Expenses excluding indirectly paid expenses                 0.61%(a)

 Expenses excluding fee waivers                              0.72%(a)

 Net investment income                                       4.62%(a)

Portfolio turnover rate                                        18%

Net assets end of period (thousands)                   $  753,155



                                                      March 2, 1998
                                                     (Commencement of
                                                   Class Operations) to
                                                      March 31, 1998
                                                       (Unaudited)
 INSTITUTIONAL SERVICE SHARES
Net asset value beginning of period                    $    65.90
                                                       ----------

Income from investment operations
Net investment income                                        0.24

Net realized and unrealized loss on investments          (   0.23)
                                                       ----------

Total from investment operations                             0.01
                                                       ----------

Less distributions from net investment income            (   0.24)
                                                       ----------

Net asset value end of period                          $    65.67
                                                       ----------

Total return                                                 0.01%

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                    0.85%(a)

 Expenses excluding indirectly paid expenses                 0.85%(a)

 Expenses excluding fee waivers                              0.96%(a)

 Net investment income                                       4.49%(a)

Portfolio turnover rate                                        18%

Net assets end of period (thousands)                   $    1,053


(a)  Annualized.







                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                         Select Limited Duration Fund



                             Financial Highlights

                (For a share outstanding throughout the period)


                                                               November 24, 1997
                                                                (Commencement of
                                                              Class Operations) to
                                                                 March 31, 1998
                                                                  (Unaudited)
 INSTITUTIONAL SHARES
Net asset value beginning of period                               $    10.42
                                                                  ----------

Income from investment operations
Net investment income                                                   0.22

Net realized and unrealized loss on investments                     (   0.02)
                                                                  ----------

Total from investment operations                                        0.20
                                                                  ----------

Less distributions from net investment income                       (   0.22)
                                                                  ----------

Net asset value end of period                                     $    10.40
                                                                  ----------

Total return                                                            1.90%

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                               0.30%(a)

 Expenses excluding indirectly paid expenses                            0.30%(a)

 Expenses excluding fee waivers and expense reimbursements              0.50%(a)

 Net investment income                                                  5.93%(a)

Portfolio turnover rate                                                   41%

Net assets end of period (thousands)                              $   57,112


(a)  Annualized.








                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                             Select Core Bond Fund



                            Schedule of Investments

                           March 31, 1998 (Unaudited)




       Principal
        Amount                                                         Value
ASSET-BACKED SECURITIES -- 3.9%
$6,637,130              Contimortage Home Equity
                         Loan Trust,
                         6.37%, 3/15/08 .....................     $6,632,915
   462,677              Green Tree Financial Corp.,
                         6.15%, 10/15/17 ....................        463,156
 2,000,000              Jet Equipment Trust,
                         9.41%, 6/15/10 (a) .................      2,406,014
12,975,000              Southern Pacific Security Asset Corp.,
                         6.27%, 3/25/19 .....................     12,972,972
                                                                  ----------
                        Total Asset-Backed Securities
                        (cost $22,519,356) ..................     22,475,057
                                                                  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.6%
 3,417,558              Collateralized Mortgage
                         Obligation Trust,
                         7.95%, 5/1/17 ......................      3,458,768
   118,802              Drexel Burnham Lambert,
                         Collateralized Mortgage Obligation
                         Trust
                         8.50%, 7/1/14 ......................        119,658
                                                                 ----------
                        Total Collateralized Mortgage
                        Obligations (cost $3,554,332) .......      3,578,426
                                                                 ----------
CORPORATE BONDS -- 16.9%
                        Banks -- 3.7%
   500,000              Cenfed Financial Corp.,
                         11.17%, 12/15/01 (a) ...............        557,500
 1,000,000              Harris Bancorp.,
                         9.375%, 6/1/01 .....................      1,092,129
 4,000,000              NBD Bank N.A., Subordinated Note,
                         8.25%, 11/1/24 .....................      4,758,796
 5,000,000              NCNB Texas National Bank of Dallas,
                         9.50%, 6/1/04 ......................      5,809,395
 8,000,000              State Street Boston Corp.,
                         7.35%, 6/15/26 .....................      8,782,736
                                                                  ----------
                                                                  21,000,556
                                                                  ----------
                        Chemical & Agricultural
                          Products -- 1.1%
 5,338,000              Dow Chemical Company,
                         8.55%, 10/15/09 ....................      6,311,961
                                                                  ----------
                        Energy -- 3.0%
14,160,000              Phillips Petroleum Company,
                         7.125%, 3/15/28 ....................     14,175,180
 3,000,000              Tenaska Washington Partners,
                         6.79%, 9/23/11 (a) .................      3,000,000
                                                                  ----------
                                                                  17,175,180
                                                                  ----------
                        Finance & Insurance -- 3.9%
 6,500,000              Associates Corp., N.A.,
                         5.96%, 5/15/37 .....................      6,602,557
 1,300,000              Ford Motor Credit Co.,
                         8.00%, 1/15/99 .....................      1,319,344
 7,500,000              General Electric Capital Corp.,
                         6.29%, 12/15/07 ....................      7,553,107
 3,150,000              General Motors Acceptance Corp.,
                         7.75%, 1/15/99 .....................      3,193,700
 1,500,000              KFW International Finance,
                         8.85%, 6/15/99 .....................      1,557,552


       Principal
        Amount                                                         Value
CORPORATE BONDS -- continued
                        Finance & Insurance -- continued
$1,600,000              Merrill Lynch & Co., Inc.,
                         8.40%, 11/1/19 .....................    $ 1,849,357
                                                                  ----------
                                                                  22,075,617
                                                                  ----------
                        Metals & Mining -- 1.4%
 7,000,000              BHP Finance USA Ltd.,
                         8.50%, 12/1/12 .....................      7,958,804
                                                                  ----------
                        Machinery -- Diversified -- 1.1%
 2,100,000              Deere & Co.,
                         8.95%, 6/15/19 .....................      2,514,263
 3,500,000              Ford Motor Co.,
                         9.00%, 9/15/01 .....................      3,806,967
                                                                  ----------
                                                                   6,321,230
                                                                  ----------
                        Paper & Packing -- 2.1%
 5,000,000              Caliber Systems Inc.,
                         7.80%, 8/1/06 ......................      5,382,460
 6,000,000              Westvaco Corp.,
                         7.75%, 2/15/23 .....................      6,487,890
                                                                  ----------
                                                                  11,870,350
                                                                  ----------
                        Utilities -- 0.6%
 1,100,000              ALLTEL Corp.,
                         6.50%, 11/1/13 .....................      1,088,616
 2,000,000              Carolina Power & Light Co.,
                         8.625%, 9/15/21 ....................      2,446,834
                                                                  ----------
                                                                   3,535,450
                                                                  ----------
                        Total Corporate Bonds
                        (cost $92,072,835) ..................     96,249,148
                                                                  ----------
MORTGAGE-BACKED SECURITIES -- 28.5%
                        Federal Home Loan Mortgage Corp.:
 9,537,023               6.465%, 9/1/27 .....................      9,705,523
 1,727,138               7.50%, 5/1/09 ......................      1,778,413
 4,398,892               7.621%, 8/1/26 .....................      4,563,763
 1,039,068               8.00%, 10/1/25 .....................      1,076,786
                        Federal Home Loan Mortgage
                        PC Guaranteed:
10,092,050               5.25%, 4/15/16 .....................     10,070,302
 2,900,000               5.85%, 1/25/19 .....................      2,867,303
 2,000,000               6.50%, 4/15/18 .....................      2,017,270
                        Federal National Mortgage
                        Association:
 5,423,086               6.189%, 8/1/37 .....................      5,557,464
 5,893,805               6.468%, 9/1/27 .....................      5,983,085
 9,053,639               6.50%, 10/1/00 .....................      9,110,767
 5,499,500               6.568%, 10/1/27 ....................      5,662,670
 2,334,084               6.976%, 12/1/25 ....................      2,418,697
                        Federal National Mortgage
                        Association REMIC:
14,482,342               5.50%, 2/25/15 .....................     14,437,229
 4,659,000               5.65%, 7/25/19 .....................      4,627,482
 4,600,000               7.75%, 9/25/22 .....................      4,919,543
12,035,000              Federal National Mortgage
                        Association, Medium Term Note,
                         6.92%, 3/19/07 .....................     12,843,451

                                   EVERGREEN
                             Select Core Bond Fund



                      Schedule of Investments (continued)

                           March 31, 1998 (Unaudited)




    Principal
     Amount                                           Value
MORTGAGE-BACKED SECURITIES -- continued
                Government National Mortgage
                Association:
 $  3,001,092    6.00%, 3/15/11 - 4/15/11 .....    $  2,973,152
   11,457,777    6.50%, 5/15/09 - 2/15/28 .....      11,452,368
   39,833,601    7.00%, 2/15/11 - 2/15/28 .....      40,682,713
    5,460,910    7.50%, 8/15/12 - 3/15/26 .....       5,626,569
    2,595,242    8.00%, 10/15/24 ..............       2,690,131
    1,056,316    9.00%, 4/15/20 - 8/15/21 .....       1,131,578
      471,473    9.50%, 2/15/21 ...............         511,696
                                                   ------------
                Total Mortgage-Backed Securities
                 (cost $161,677,174) ...........    162,707,955
                                               .   ------------
U. S. AGENCY OBLIGATIONS -- 3.8%
                Farm Credit Systems Financial
                 Assistance Corporation:
    8,300,000    8.80%, 6/10/05 ...............       9,697,230
    6,000,000    9.375%, 7/21/03 ..............       6,936,444
    5,000,000   Federal Farm Credit Bank
                 8.65%, 10/1/99 ...............       5,205,930
                                                   ------------
                Total U. S. Agency Obligations
                 (cost $19,237,957) ...........      21,839,604
                                                   ------------
U. S. TREASURY OBLIGATIONS -- 26.5%
                United States Treasury Bonds:
   74,685,000    6.875%, 8/15/25 ..............      83,250,473
    1,400,000    8.75%, 5/15/17 ...............       1,833,126
    3,950,000    8.875%, 8/15/17 ..............       5,236,223
                United States Treasury Notes:
      600,000    5.75%, 8/15/03 ...............         602,063
   38,000,000    5.875%, 8/15/98 ..............      38,059,394
   22,000,000    5.875%, 3/31/99 ..............      22,075,636
                                                   ------------
                Total U. S. Treasury Obligations
                (cost $145,728,884) ...........     151,056,915
                                                   ------------
YANKEE OBLIGATIONS -- 13.7%
                Bayerische Landesbank Girozen,
    5,000,000    6.20%, 2/9/06 ................       4,967,305
    2,500,000    6.375%, 8/31/00 ..............       2,524,155


    Principal
     Amount                                           Value
YANKEE OBLIGATIONS -- continued
 $  2,000,000   Export Development Corp.
                 8.125%, 8/10/99 ..............    $  2,059,838
   13,330,000   Hydro-Quebec,
                 8.00%, 2/1/13 ................      15,002,915
    3,500,000   Japan Finance Corp. Municipal
                 Enterprises,
                 6.85%, 4/15/06 ...............       3,660,139
                Korea Development Bank,
    5,000,000    6.625%, 11/21/03 .............       4,438,940
    6,350,000    7.125%, 9/17/01 ..............       5,977,871
    1,500,000   New Brunswick Province, Canada,
                 7.625%, 2/15/13 ..............       1,673,775
    3,000,000   Ontario Province, Canada,
                 7.75%, 6/4/02 ................       3,184,200
    8,020,000   Petro Canada Ltd.,
                 8.60% ........................       9,585,905
    5,300,000   Philips Electers N V,
                 7.125%, 5/15/25 ..............       5,637,594
                Quebec Province, Canada,
    3,000,000    8.80%, 4/15/03 ...............       3,329,610
    2,000,000    9.375%, 4/1/99 ...............       2,064,400
                Svenska Handelsbanken:
    3,500,000   8.12%, 8/15/07 ................       3,925,278
    5,000,000    8.35%, 7/15/04 ...............       5,554,425
    4,000,000   Westpac Banking,
                 9.125%, 8/15/01 ..............       4,336,404
                                                   ------------
                Total Yankee Obligations
                 (cost $73,550,187) ...........      77,922,754
                                                  ------------


     Shares
MUTUAL FUND SHARES -- 2.3%
(cost $12,884,524)
  12,884,524   Valiant General Fund ..............      12,884,524
                                                        ----------
               Total Investments --
                (cost $531,225,249) .....  96.2%       548,714,383
               Other Assets and
                Liabilities -- net ......   3.8         21,396,514
                                          -----        -----------
               Net Assets -- ............ 100.0%      $570,110,897
                                          =====       ============

(a) Securities that may be sold to qualified institutional buyers under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.



Legend of Portfolio Abbreviation
PC    Participating Certificate
REMIC Real Estate Mortgage Investment Conduit




                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                            Select Fixed Income Fund



                            Schedule of Investments

                           March 31, 1998 (Unaudited)




      Principal
       Amount                                                         Value
ASSET-BACKED SECURITIES -- 8.9%
$5,350,000            Carco Auto Loan Master Trust,
                       Series 97-1, Class A,
                       6.689%, 8/15/04 .....................     $ 5,417,865
   500,000            Case Equipment Loan Trust,
                       Series 95-B, Class B,
                       6.45%, 9/15/02 ......................         503,723
 5,500,000            Empire Funding Home Loan
                       Owner Trust, Series 98-1, Class A4,
                       6.64%, 12/25/12 .....................       5,481,327
 1,474,187            EQCC Home Equity Loan Trust,
                       Series 96-1, Class A2,
                       5.82%, 9/15/09 ......................       1,470,951
   714,843            FCC Grantor Trust,
                       Series 91-AA,
                       8.75%, 2/15/06 ......................         713,774
 1,277,405            First Security Auto Grantor Trust,
                       Series 95-A, Class A,
                       6.25%, 1/15/01 ......................       1,280,452
   814,494            GCC Second Mortgage Trust,
                       10.00%, 7/15/05 .....................         818,986
 5,000,000            Iroquois Trust, Series 97-3,
                       6.68%, 11/10/03 .....................       5,031,000
 2,329,038            Life Financial Home Loan
                       Owner Trust,
                       6.79%, 10/25/11 .....................       2,334,033
 9,000,000            Mercantile Credit Card,
                      Master Trust, Series 95, Class A,
                       5.82%, 4/15/98 ......................       9,023,175
   719,682            Olympic Automobile Receivables,
                       Series 95-D, Class B,
                       6.10%, 4/15/02 ......................         721,284
 1,500,000            Premier Auto Trust, Series 95-3,
                       6.25%, 8/6/01 .......................       1,508,347
 1,240,269            TMS Home Equity Loan Trust,
                       Series 92-B, Class A,
                       6.90%, 7/15/07 ......................       1,238,327
 2,161,080            Western Financial Grantor Trust,
                       Series 95-3, Class A2,
                       6.05%, 11/1/00 ......................       2,164,203
 5,444,038            Xerox Rental Equipment Trust,
                       6.20%, 12/26/05 (a) .................       5,452,544
                                                                 -----------
                      Total Asset-Backed Securities
                      (cost $43,048,969)....................      43,159,991
                                                                 -----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 10.9%
 2,250,000            DLJ Mortgage Acceptance Corp., Series 93-MF7,
                       7.95%, 6/18/03 ......................       2,362,514
 1,962,000            Federal Home Loan Mortgage Corp.:
                       Series 1229, Class 1229H,
                       6.80%, 10/15/05 .....................       1,965,483
 8,111,813             Series 1342, Class F,
                       7.40%, 10/15/05 .....................       8,191,268
                      Federal Home Loan Mortgage PC
                      Guaranteed:
 5,477,382             Series 12, Class 12-A,
                       9.25%, 11/15/19 .....................       5,848,868
 1,176,463             Series 1608, Class 1608,
                       6.33%, 11/15/23 .....................       1,181,937
    97,533             Series 1903, Class 1903-AA,
                       6.75%, 10/15/03 .....................          97,508
 1,304,825             Series 1935, Class 1935,
                       6.33%, 2/15/27 ......................       1,315,528


      Principal
       Amount                                                         Value
COLLATERALIZED MORTGAGE OBLIGATIONS -- continued
                      Federal National Mortgage Association:
$1,356,367             Series 95, Class A1,
                       6.23%, 12/25/25 .....................     $ 1,354,515
 1,315,395             Series 97, Class 16-F,
                       6.43%, 11/18/18 .....................       1,321,720
 3,000,000            Nationslink Funding Corp.,
                       Series 98-1, Class D,
                       6.803%, 1/20/08 .....................       2,952,000
                      Prudential Home Mortgage Securities:
 1,835,611             Series 92-31, Class A5,
                       6.30%, 10/25/99 .....................       1,833,454
 4,788,537             Series 93-39, Class A8,
                       6.50%, 10/25/08 .....................       4,787,411
 4,128,193            Prudential Securities Secured Financing
                       Corp.,
                       Series 94-4, Class A1,
                       8.12%, 2/15/25 ......................       4,326,036
 3,088,723            Resolution Trust Corp.,
                       Series 92-7, Class A2D,
                       8.35%, 6/25/29 ......................       3,079,225
 5,051,489            Saxon Mortgage Securities Corp.,
                       Series 93-8A, Class 1A2,
                       7.375%, 9/25/23 .....................       5,109,799
 7,000,000            Structured Asset Securities Corp.,
                       Series 96, Class C,
                       6.525%, 2/25/28 .....................       6,859,615
                                                                 -----------
                      Total Collateralized Mortgage
                       Obligations (cost $52,607,658) ......      52,586,881
                                                                -----------
CORPORATE BONDS -- 26.9%
                      Automotive Equipment &
                       Manufacturing -- 1.1%
 5,000,000            Johnson Controls, Inc.,
                       6.30%, 2/1/08 .......................       5,019,795
                                                                 -----------
                      Banks -- 10.5%
 3,890,000            Abbey National PLC,
                       6.69%, 10/17/05 .....................       3,925,804
                      Chase Manhattan Corp.:
 4,500,000             8.00%, 5/1/05 .......................       4,502,227
 2,000,000             8.00%, 5/15/04 ......................       2,040,324
 3,000,000            Comerica, Inc.
                      10.125%, 6/1/98 ......................       3,019,440
                      First Chicago Corp.:
 7,725,000             9.00%, 6/15/99 ......................       7,982,999
 3,000,000             9.20%, 12/17/01 .....................       3,303,630
14,865,000            National Bank of Canada,
                       8.125%, 8/15/04 .....................      16,227,600
 1,020,000            NCNB Corp.,
                       9.13%, 10/15/01 .....................       1,116,680
 3,000,000            SFFED Corp.,
                       11.20%, 9/1/04 (a) ..................       3,622,500
 5,000,000            Swiss Bank Corp.,
                       6.75%, 7/15/05 ......................       5,130,215
                                                                 -----------
                                                                  50,871,419
                                                                -----------
                      Finance & Insurance -- 11.3%
 7,000,000            Associated P&C Holdings, Inc.,
                       6.75%, 7/15/03 (a) ..................       6,950,139
 5,000,000            Associates Corp., N.A.,
                       6.00%, 6/15/00 ......................       4,998,990
 1,500,000            FBG Finance Ltd.
                       6.75%, 11/15/05 (a) .................       1,502,400

                                   EVERGREEN
                            Select Fixed Income Fund



                      Schedule of Investments (continued)

                           March 31, 1998 (Unaudited)




      Principal
       Amount                                        Value
CORPORATE BONDS -- continued
                      Finance & Insurance -- continued
$8,750,000            First Security Corp.,
                       6.08%, 2/9/01 ......     $ 8,739,299
 2,250,000            Horace Mann Educators
                       Corp.,
                       6.625%, 1/15/06 ....       2,270,205
                      Lehman Brothers
                       Holdings, Inc.:
 5,000,000             6.625%, 11/15/00 ...       5,041,290
 3,500,000             6.84%, 10/7/99 .....       3,532,081
                      Metropolitan Life
                       Insurance Company:
 5,000,000             6.30%, 11/1/03 (a)         4,955,800
 5,000,000             7.00%, 11/1/05 (a)         5,123,370
                      Potomac Gurnee Finance
                       Corp.:
 2,457,097             6.89%, 12/21/26 (a) ..     2,529,299
 2,000,000             Class B,
                        7.00%, 12/21/26 ...       2,057,870
 1,000,000            Southern National
                       Corp. of North
                       Carolina,
                       7.05%, 5/23/03 .....       1,036,917
 5,000,000            Traveler's Group,
                       Inc.,
                       6.125%, 6/15/00 ....       5,024,950
 1,000,000            U.S. Life Corp.,
                       6.375%, 6/15/00 ....       1,008,231
                                                -----------
                                                 54,770,841
                                                -----------
                      Healthcare Products &
                      Services -- 1.9%
 9,675,000            Columbia/HCA
                      Healthcare Corp.,
                       6.875%, 7/15/01 ....       9,349,427
                                                -----------
                      Industrial Specialty
                      Products &
                       Services -- 0.2
 1,000,000            Harcourt General, Inc.,
                       8.25%, 6/1/02 ......       1,067,478
                                                -----------
                      Oil / Energy -- 0.8%
 3,675,000            Pacific Gas,
                       7.10%, 6/1/05 ......       3,839,475
                                                -----------
                      Real Estate -- 0.3%
 1,250,000             EOP Operating LP,
                       6.376%, 2/15/02 ....       1,242,550
                                                -----------
                       Transportation -- 0.7
 3,000,000            Continental Airlines, Inc.,
                       7.461%, 4/1/13 .....       3,176,745
                                                -----------
                      Utilities -- 0.1
   423,000            Commonwealth Edison Co.,
                       9.05%, 10/15/99 ....         439,172
                                                -----------
                      Total Corporate Bonds
                       (cost $127,320,727)      129,776,902
                                                -----------
MORTGAGE-BACKED SECURITIES -- 3.2%
                      Federal Home Loan Mortgage Corp.:
   384,762             6.00%, 12/1/00 .....         385,435
 3,972,705             7.00%, 1/1/00 ......       4,016,405
   435,768             8.00%, 2/1/00 -
                       4/1/00 .............         443,864
                      Federal National
                      Mortgage Association:
   127,601             6.15%, 6/1/17 ......         129,157
 7,680,774             11.00%, 1/1/99 .....       8,844,891


      Principal
       Amount                                        Value
MORTGAGE-BACKED SECURITIES -- continued
$1,657,007            Government National Mortgage
                      Association,
                      9.20%, 4/15/18 -          $ 1,808,822
                      9/15/18                   -----------
                      Total Mortgage-Backed
                      Securities
                       (cost $15,305,795)..      15,628,574
                                                -----------
U. S. TREASURY OBLIGATIONS -- 24.8%
                      U.S. Treasury Notes:
25,000,000             6.125%, 8/15/07 ....      25,703,150
15,000,000             6.25%, 2/15/07 .....      15,515,640
21,500,000             6.50%, 10/15/06 ....      22,554,854
21,500,000             6.625%, 5/15/07 ....      22,816,896
 7,220,000             7.00%, 7/15/06 .....       7,799,860
 3,500,000             7.25%, 8/15/04 .....       3,786,566
12,000,000             7.875%, 11/15/04 ...      13,410,012
 8,100,000             8.875%, 2/15/99 ....       8,327,821
                                                -----------
                      Total U. S. Treasury
                      Obligations
                       (cost $116,975,198).     119,914,799
                                                -----------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 14.0%
   224,417            Federal Farm Credit
                       Bank, Consolidated
                       Systems,
                       6.38%, 2/25/02 .....         224,750
                      Federal Home Loan Bank:
 2,000,000             5.37%, 11/3/00 ......      1,973,468
10,000,000             7.70%, 9/20/04 .....      10,964,740
                      Federal Home Loan
                       Mortgage Corp.:
 1,000,000             6.55%, 4/2/03 ......         997,719
 1,825,000             6.97%, 6/16/05 .....       1,859,319
 4,000,000             7.435%, 8/10/05 ....       4,024,136
 3,000,000             7.55%, 4/26/06 .....       3,047,178
 7,282,971            Federal Housing
                       Administration,
                       7.43%, 9/1/23 ......       7,378,560
10,104,217            Federal Housing Administration -
                       Puttable Project
                       Loans,
                       7.43%, 1/1/24 ......      10,562,191
                      Federal National
                       Mortgage Association:
 3,000,000             5.33%, 6/26/98 .....       2,998,176
 4,150,000             5.35%, 8/12/98 .....       4,143,829
   500,000             6.00%, 12/15/00 ....         498,121
 1,000,000             6.44%, 6/21/05 .....       1,031,795
 3,000,000             6.55%, 11/21/00 ....       3,001,434
 6,500,000             6.64%, 6/19/00 .....       6,513,338
 4,000,000             7.11%, 8/7/01 ......       3,993,508
 2,500,000             7.65%, 5/4/05 ......       2,504,145
   550,000             8.70%, 6/10/99 .....         568,384
 1,300,000            Private Export Funding
                       Corp.,
                       5.75%, 4/30/98 .....       1,299,954
                                                -----------
                      Total U.S. Government
                       & Agency
                       Obligations (cost         67,584,745
                       $65,088,033)              ----------

                                   EVERGREEN
                            Select Fixed Income Fund



                      Schedule of Investments (continued)

                           March 31, 1998 (Unaudited)




   Principal
    Amount                                               Value
YANKEE OBLIGATIONS -- 5.5%
               Hydro Quebec MTN:
 $10,000,000    7.45%, 12/11/98 ..................    $ 10,110,900
   1,000,000    7.52%, 7/17/03 ...................       1,059,895
               Korea Development Bank:
   5,000,000    7.25%, 5/15/06 ...................       4,540,255
   5,000,000    7.375%, 9/17/04 ..................       4,574,115
   4,000,000   Petroliam Nasional Berhad,
                7.125%, 10/18/06 (a) .............       3,746,324
   2,500,000   Ras Laffan Liquefied Natural Gas,
                7.628%, 9/15/06 (a) ..............       2,536,752
                                                       ------------
               Total Yankee Obligations
                (cost $27,450,699)................      26,568,241
                                                      ------------


   Principal
    Amount                                               Value
REPURCHASE AGREEMENT -- 4.7%
(cost $22,726,592)
 $22,726,592   Dresdner Bank AG, 5.90% dated
                3/31/98, due 4/1/98, maturity value
                $22,730,317(collateralized by,
                $22,870,000 U.S. Treasury Note,
                5.62%, due 12/31/99; value including
                accrued interest $23,182,744).....    $ 22,726,592
                                                      ------------
               Total Investments --
                (cost $470,523,671)......  98.9%       477,946,725
               Other Assets and
                Liabilities -- net ......   1.1          5,124,392
                                          -----       ------------
               Net Assets -- ............ 100.0%      $483,071,117
                                          =====       ============

(a) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.



Legend of Portfolio Abbreviations

MTN   Medium Term Note
PC    Participating Certificate









                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                            Select Income Plus Fund


                            Schedule of Investments

                           March 31, 1998 (Unaudited)




      Principal
       Amount                                         Value
ASSET-BACKED SECURITIES -- 4.7%
$3,534,122            Bellsouth Savings &
                       Employee Stock,
                       9.125%, 7/1/03 ......     $ 3,880,501
 1,500,000            Continental Airlines
                      Pass Through Trust,
                       7.42%, 4/1/07 .......       1,555,838
 2,772,524            Corestates Home Equity
                       Trust,
                       5.10%, 3/15/09 ......       2,730,340
 5,000,000            Empire Funding Home
                       Loan Owner Trust,
                       6.64%, 12/25/12 .....       4,983,025
 1,150,000            FNBC 1993-A Pass
                       Through Trust,
                       8.08%, 1/5/18 .......       1,314,210
                      Harley-Davidson
                       Eaglemark Ownership
                       Trust:
11,755,572             5.98%, 12/15/01 (a).       11,767,269
 4,500,000             6.35%, 10/15/02 .....       4,516,875
10,000,000            Jet Equipment Trust
                       9.41%, 6/15/10 (a) ..      12,030,070
 9,277,592            Topaz 1997-1 Limited,
                       6.92%, 3/10/07 (a) ..       9,688,774
 2,833,161            Xerox Rental Equipment
                       Trust
                       6.20%, 12/25/05 (a) .       2,837,587
                                                 -----------
                      Total Asset-Backed
                      Securities
                      ( cost $52,333,353) ..      55,304,489
                                                 -----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.6%
 2,847,965            Collateralized Mortgage
                       Obligation Trust,
                       7.95%, 5/1/17 .......       2,882,306
   155,927            Drexel Burnham Lambert,
                       Collateralized
                       Mortgage Obligation
                       Trust,
                       8.50%, 7/1/14 .......         157,051
 3,622,674            Kidder Peabody Mortgage
                       Assets Trust,
                       7.95%, 7/20/18 ......       3,729,849
                                                  -----------
                      Total Collateralized
                       Mortgage
                       Obligations
                       (cost $6,648,892) ...       6,769,206
                                                -----------
CORPORATE BONDS -- 30.5%
                      Banks -- 4.5%
 1,500,000            Cenfed Financial Corp.
                       11.17%, 12/15/01 (a)        1,672,500
 3,500,000            Comerica, Inc.
                       7.125%, 12/1/13 .....       3,595,910
 5,000,000            Fleet Financial Group
                       Inc.
                       7.625%, 12/1/99 .....       5,127,090
   230,000            Irving Bank Corp.
                       8.50%, 6/1/02 .......         230,174
 7,000,000            Mellon Capital I,
                       7.72%, 12/1/26 ......       7,272,454
 1,600,000            Midlantic Corp.
                       9.25%, 9/1/99 .......       1,670,595
 1,500,000            NBD Bank, N.A.,
                       6.25%, 8/15/03 ......       1,508,501
 5,000,000            NCNB Texas National
                       Bank of Dallas,
                       9.50%, 6/1/04 .......       5,809,395
11,000,000            PNC Institutional
                       Capital Trust B,
                       8.315%, 5/15/27 (a) .      11,929,115
 3,000,000            SFFED Corp.
                       11.20%, 9/1/04 (a) ..       3,622,500
10,000,000            Wachovia Bank, NC,
                       N.A.,
                       6.30%, 3/15/01 ......      10,092,890
                                                 -----------
                                                  52,531,124
                                                -----------


      Principal
       Amount                                         Value
CORPORATE BONDS -- continued
                      Electrical Equipment &
                       Services -- 0.6%
$1,500,000            Emerson Electric Co.
                       7.875%, 6/5/98 ......     $ 1,503,990
 5,000,000            Texas Instruments Inc.
                       6.125%, 2/1/06 ......       4,977,460
                                                 -----------
                                                   6,481,450
                                                 -----------
                      Finance &
                      Insurance -- 10.6%
   250,000            American General
                       Finance Corp.
                       6.375%, 3/1/03 ......         251,182
 5,000,000            Associates Corp. N.A.,
                       8.55%, 7/15/09 ......       5,840,520
   199,000            Chubb Corp.
                       8.75%, 11/15/99 .....         199,571
10,500,000            Continental Corp.
                       8.375%, 8/15/12 .....      11,770,930
 1,000,000            Ford Motor Credit Co.
                       7.75%, 11/15/02 .....       1,062,249
11,000,000            Geico Corp.
                       7.50%, 4/15/05 ......      11,824,868
26,500,000            General Electric
                       Capital Corp.
                       6.29%, 12/15/07 .....      26,687,646
 1,000,000            General Motors Acceptance
                      Corp.
                       9.625%, 5/15/00 .....      1,070,591
 2,250,000            Goldman Sachs Group
                       L.P.,
                       6.375%, 6/15/00 (a) .       2,262,301
 5,000,000            Lehman Brothers
                       Holdings Inc.
                       6.00%, 2/26/01 ......       4,961,950
10,000,000            Liberty Mutual
                       Insurance Co.
                       8.20%, 5/4/07 (a) ...      11,101,120
10,000,000            Loews Corp.
                       7.00%, 10/15/23 .....       9,756,080
 3,000,000            Merrill Lynch & Co., Inc.
                       8.40%, 11/1/19 ......       3,467,544
 1,000,000            Morgan Stanley Group
                       Inc.
                       6.875%, 3/1/07 ......       1,027,443
                      Potomac Gurnee Finance
                       Corp.
 5,250,000             7.22%, 12/21/26 (a)         5,305,046
16,708,263             6.89%, 12/21/26 (a)        17,199,235
10,000,000            Travelers Capital II,
                       7.75%, 12/1/36 ......      10,364,280
   750,000            Wesco Financial Corp.
                       8.875%, 11/1/99 .....         782,702
                                                 -----------
                                                 124,935,258
                                                 -----------
                      Food & Beverage
                      Products -- 0.6%
 7,000,000            Coca Cola Enterprises
                       Inc.
                       7.875%, 2/1/02 ......       7,437,283
                                                 -----------
                      Gaming -- 1.3%
                      Circus Circus
                       Enterprises Inc.:
10,000,000             7.00%, 11/15/36 .....      10,370,410
 5,000,000             7.625%, 7/15/13 .....       4,781,590
                                                 -----------
                                                  15,152,000
                                                 -----------
                      Industrial Specialty
                      Products & Services -- 0.7%
 3,000,000            Baxter International,
                       Inc.
                       9.25%, 12/15/99 .....       3,152,742
 4,500,000            Freeport McMoran
                       Resource Partners,
                       7.00%, 2/15/08 ......       4,576,343

                                   EVERGREEN
                            Select Income Plus Fund




                      Schedule of Investments (continued)

                           March 31, 1998 (Unaudited)




      Principal
       Amount                                     Value
CORPORATE BONDS -- continued
                      Industrial Specialty Products &
                      Services -- continued
$1,000,000            Upjohn Co.
                       5.875%, 4/15/00 ..... $  1,000,027
                                             ------------
                                                8,729,112
                                             ------------
                      Leisure & Tourism -- 0.9%
10,500,000            Brunswick Corp.
                       6.75%, 12/15/06 ....    10,692,864
                                             ------------
                      Metals & Mining -- 0.7%
 7,400,000            BHP Finance USA
                      Ltd.,
                       8.50%, 12/1/12 ......    8,413,593
                                             ------------
                      Machinery -- Diversified -- 0.5%
 5,000,000            Deere & Co.,
                       8.95%, 6/15/19 ......    5,986,340
                                             ------------
                      Office Equipment &
                      Supplies -- 0.1%
   750,000            Xerox Credit Corp.
                       10.00%, 4/1/99 ......      779,423
                                             ------------
                      Oil/Energy -- 2.6%
 6,500,000            Atlantic Richfield
                       Co.
                       9.00%, 4/1/21 .......    8,282,924
   500,000            Burlington
                       Resources Inc.
                       9.625%, 6/15/00 .....      536,570
 2,500,000            Suburban Propane
                       Partners, L.P.,
                       7.54%, 6/30/11 ......    2,599,250
 6,000,000            Transocean Offshore
                       Inc.
                       7.45%, 4/15/27 ......    6,538,614
12,000,000            Union Pacific
                       Resources Group
                       Inc.,
                       7.50%, 10/15/26 .....   12,879,120
                                             ------------
                                               30,836,478
                                             ------------
                      Paper & Packaging -- 0.9%
 8,000,000            Westvaco Corp.
                       7.75%, 2/15/23 ......    8,650,520
 1,500,000            Willamette
                      Industrials Inc.
                       7.35%, 7/1/26 .......    1,668,125
                                             ------------
                                               10,318,645
                                             ------------
                      Retailing & Wholesale -- 0.8%
   500,000            Dayton Hudson Corp.
                       9.75%, 11/1/98 ......      510,540
 9,870,000            Macsaver Financial
                       Services Inc.,
                       7.60%, 8/1/07 .......    9,127,549
                                             ------------
                                                9,638,089
                                             ------------
                      Telecommunication
                      Services & Equipment --    %
 5,000,000            GTE Corp.
                       9.375%, 12/1/00 .....    5,394,020
10,500,000            LCI International
                       Inc.
                       7.25%, 6/15/07 ......   10,496,230
                                             ------------
                                               15,890,250
                                             ------------
                      Transportation -- 1.8%
 2,000,000            Consolidated Rail
                       Corp.
                       9.75%, 6/1/00 .......    2,146,426
 1,500,000            CSX Transportation
                       Inc.,
                       5.91%, 3/15/00 ......    1,498,863
10,000,000            Norfolk Southern
                       Corp.
                       7.70%, 5/15/17 ......   11,007,160


      Principal
       Amount                                     Value
CORPORATE BONDS -- continued
                      Transportation -- continued
$2,925,731            Southwest Airlines
                       Co.
                       7.67%, 1/2/14 ....... $  3,209,483
 3,819,000            Union Pacific Corp.
                       6.125%, 1/15/04 .....    3,745,488
                                             ------------
                                               21,607,420
                                            ------------
                      Utilities -- Electric -- 2.6%
 3,000,000            Carolina Power &
                       Light Co.
                       8.625%, 9/15/21 .....    3,670,251
   500,000            PacifiCorp
                       Holdings,
                       6.75%, 4/1/01 (a), ..      507,946
                      Pennsylvania Power
                       & Light Co.:
 8,500,000             7.375%, 3/1/14 ......    9,098,247
15,000,000             7.75%, 5/1/02 .......   15,778,725
 1,000,000            Virginia Electric &
                       Power Co.
                       9.30%, 6/9/99 .......    1,038,500
                                             ------------
                                               30,093,669
                                             ------------
                      Total Corporate Bonds
                       (cost $341,870,473)..  359,522,998
                                             ------------
MORTGAGE-BACKED SECURITIES -- 3.7%
                      Federal Home Loan Mortgage Corp.:
 3,820,756             5.60%, 2/15/13 ......    3,812,302
 3,500,000             5.85%, 1/25/19 ......    3,460,537
 1,500,338             6.00%, 8/1/99 .......    1,504,944
 5,000,000             6.24%, 10/6/04 ......    5,094,245
 9,554,326             6.50%, 11/1/99 -
                       4/15/18 .............    9,632,162
 2,000,000             6.515%, 8/25/00 .....    2,033,156
 3,647,219             6.75%, 10/15/03 -
                       5/30/06 .............    3,753,878
 5,683,158             7.50%, 5/1/09 .......    5,851,880
    50,040             9.00%, 4/15/20 ......       50,163
 7,724,000            Federal National Mortgage
                       Association,
                       7.75%, 9/25/22 ......    8,260,554
                                             ------------
                      Total Mortgage-Backed Securities
                       (cost $42,631,297)...   43,453,821
                                             ------------
TAXABLE MUNICIPAL OBLIGATIONS -- 3.1%
                      Baltimore, MD, General Obligation:
   370,000             7.45%, 10/15/09 ......    406,034
   395,000             7.50%, 10/15/10 ......    433,378
   420,000             7.60%, 10/15/11 ......    461,677
   450,000             7.70%, 10/15/12 .....     495,549
                      Mississippi State, General Obligation:
 3,095,000             7.00%, 9/1/10 .......    3,215,798
 3,195,000             7.05%, 9/1/12 .......    3,302,065
10,000,000            New York State, Dormitory Authority
                       Revenue Bond,
                       6.11%, 4/1/98 .......   10,000,000
                      North Carolina, Housing Finance
                       Agency:
 1,025,000             6.72%, 3/1/03 ......    1,042,025
   935,000             6.72%, 9/1/03 ......      951,868
 5,000,000            San Bernardino County, CA,
                       Financing Revenue
                       Bond,
                       6.94%, 8/1/09 .......    5,182,000

                                   EVERGREEN
                            Select Income Plus Fund




                      Schedule of Investments (continued)

                           March 31, 1998 (Unaudited)




      Principal
       Amount                                                        Value
TAXABLE MUNICIPAL OBLIGATIONS -- continued
                      Virginia State Housing Development
                       Authority:
$ 4,000,000            7.00%, 11/1/15 .....................     $  4,051,760
  6,000,000            7.50%, 5/1/11 ......................        6,416,280
                                                                ------------
                      Total Taxable Municipal Obligations
                       (cost $34,685,465)..................       35,958,434
                                                                ------------
U. S. AGENCY OBLIGATIONS -- 13.3%
                      Farm Credit System Financial Asset
                       Corp.
 17,500,000            8.80%, 6/10/05 .....................       20,445,968
  9,600,000            9.375%, 7/21/03 ....................       11,098,310
                      Federal Farm Credit Bank:
  2,000,000            5.75%, 2/9/05 ......................        1,981,724
  5,000,000            5.80%, 10/10/00 ....................        5,004,990
  7,000,000            6.37%, 10/30/07 ....................        7,198,443
  2,000,000            7.60%, 7/24/06 .....................        2,213,958
                      Federal Home Loan Bank:
  2,000,000            5.50%, 1/21/03 .....................        1,970,878
  5,000,000            6.50%, 11/29/05 ....................        5,183,305
  1,500,000            8.375%, 10/25/99 ...................        1,558,190
  1,000,000            9.25%, 11/25/98 ....................        1,022,028
  1,400,000            9.30%, 1/25/99 .....................        1,439,061
  1,188,731           Federal Housing Administration,
                      Putable Project Loans,
                      7.43%, 1/1/24 .......................        1,242,610
                      Federal National Mortgage Association:
  5,000,000            5.50%, 2/2/01 ......................        4,963,615
  5,000,000            5.78%, 10/10/00 ....................        5,001,520
  2,000,000            6.29%, 2/11/02 .....................        2,029,028
  5,000,000            6.375%, 1/16/02 ....................        5,086,580
  5,000,000            6.48%, 6/28/04 .....................        5,154,415
  5,000,000            6.63%, 6/20/05 .....................        5,211,245
  5,000,000            6.82%, 8/23/05 .....................        5,270,280
 12,999,492            7.50%, 6/1/02 ......................       13,191,365
  1,000,000            8.35%, 11/10/99 ....................        1,039,362
  2,500,000            8.70%, 6/10/99 .....................        2,583,565
                      Government National Mortgage
                      Association:
  4,231,169            6.00%, 4/15/11 .....................        4,191,777
  4,027,215            6.50%, 2/15/09 - 3/15/11 ...........        4,059,422
  3,999,356            7.00%, 2/15/11 - 3/15/11 ...........        4,094,741
    890,130            8.50%, 7/15/21 .....................          939,643
  4,187,720            9.00%, 1/15/20-10/15/21 ............        4,510,497
  2,227,166            9.50%, 12/15/20 ....................        2,435,584
                      Private Export Funding Corp.:
  5,000,000            6.90%, 1/31/03 .....................        5,220,845
 10,000,000            7.30%, 1/31/02 .....................       10,495,810
  2,000,000            7.90%, 3/31/00 .....................        2,080,424
  5,000,000            9.45%, 12/31/99 ....................        5,303,715
  3,500,000           Tennessee Valley Authority,
                      8.375%, 10/1/99 .....................        3,633,059
                                                                ------------
                      Total U. S. Agency Obligations
                       (cost $151,695,187).................      156,855,957
                                                                ------------


      Principal
       Amount                                                        Value
U. S. TREASURY OBLIGATIONS -- 25.4%
                      U.S. Treasury Bonds:
$25,000,000            7.50%, 11/15/16 ...................     $ 29,156,275
 15,000,000            7.875%, 2/15/21 ...................       18,412,515
 25,000,000            8.00%, 11/15/21 ...................       31,164,075
 10,000,000                                                      13,309,380
 15,000,000            9.00%, 11/15/18 ...................       20,245,320
 15,000,000            11.25%, 2/15/15 ...................       23,446,890
                      U.S. Treasury Notes:
 15,000,000            5.75%, 8/15/03 ....................       15,051,570
 25,000,000            5.875%, 2/15/04 ...................       25,257,825
 25,000,000            6.50%, 5/15/05 ....................       26,109,400
 20,000,000            7.75%, 11/30/99 ...................       20,675,020
 25,000,000            7.75%, 1/31/00 ....................       25,921,900
 20,000,000            7.875%, 11/15/99 ..................       20,700,020
 25,000,000            7.875%, 11/15/04 ..................       27,937,525
  1,250,000            9.125%, 5/15/99 ...................        1,297,266
                                                               ------------
                      Total U. S. Treasury Obligations
                       (cost $288,724,760)................      298,684,981
                                                               ------------
YANKEE OBLIGATIONS -- 12.9%
 10,000,000           Abbey National PLC,
                       6.69%, 10/17/05 ...................       10,092,040
  5,000,000           Celulosa Arauco Y Constitucion,
                       7.20%, 9/15/09 (a) ................        4,906,375
  6,000,000           FBG Finance Ltd.,
                       6.75%, 11/15/05 (a) ...............        6,009,600
 16,500,000           Fletcher Challenge Capital Canada Inc.
                       7.875%, 3/24/17 ...................       17,588,967
  5,000,000           Ford Capital BV,
                       9.875%, 5/15/02 ...................        5,624,850
 10,000,000           Hydro-Quebec Inc.
                       8.00%, 2/1/13 .....................       11,255,000
                      Korea Development Bank:
 11,000,000            7.25%, 5/15/06 ....................        9,988,561
  9,000,000            7.375%, 9/17/04 ...................        8,233,407
 10,000,000           Manitoba Province, Canada,
                       8.00%, 4/15/02 ....................       10,672,600
  7,500,000           Ontario Hydro Corp.
                       7.45%, 3/31/13 ....................        8,233,575
 15,000,000           Petro Canada Ltd.,
                       8.60%, 1/15/10 ....................       17,928,750
                      Quebec Province, Canada:
  8,200,000            8.80%, 4/15/03 ....................        9,100,934
  3,800,000            9.375%, 4/1/99 ....................        3,922,360
                      Svenska Handelsbanken:
  8,000,000            8.125%, 8/15/07 ...................        8,972,064
 12,000,000            8.35%, 7/15/04 ....................       13,330,620
  5,000,000           Westpac Banking Co.
                       9.125%, 8/15/01 ...................        5,420,505
                                                               ------------
                      Total Yankee Obligations
                       (cost $141,236,401)................      151,280,208
                                                               ------------

                                   EVERGREEN
                            Select Income Plus Fund




                      Schedule of Investments (continued)

                           March 31, 1998 (Unaudited)


   Principal
    Amount                                              Value
REPURCHASE AGREEMENT -- 4.7% (cost $55,741,441)
 $55,741,441   Dresdner Bank, AG, 5.90% dated
               3/31/98, due 4/1/98, maturity value
               $55,750,576 (Collateralized by
               $55,556,000 U.S. Treasury Notes,
               5.62% to 7.75%, due 5/15/99 to
               12/31/99; value including accrued
               interest $56,858,569)............    $55,741,441
                                                    -----------


   Shares                                               Value
MUTUAL FUND SHARES -- 0.0% (cost $201,707)
  201,707   Valiant General Fund ..............    $      201,707
                                                   --------------
            Total Investments --
            (cost $1,115,768,976).....  98.9%       1,163,773,242
            Other Assets and
            Liabilities -- net .......   1.1           13,496,242
                                       -----       --------------
            Net Assets -- ............ 100.0%      $1,177,269,484
                                       =====       ==============


(a) Securities that may be sold to qualified institutional buyers under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.


                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                    Select Intermediate Tax Exempt Bond Fund


                            Schedule of Investments

                           March 31, 1998 (Unaudited)


      Principal
       Amount                                                          Value
MUNICIPAL OBLIGATIONS -- 101.4%
                      Alabama -- 1.0%
$3,790,000            Alabama Special Care
                       Facilities Finance Authority
                       RB, Hospital Charity
                       Obligation Group, Series D,
                       4.95%, 11/1/14 .......................     $3,871,106
                      Alabama State Docks Department,
                       Facilities RB: .......................
 1,505,000             5.50%, 10/1/03, (MBIA) ..............      1,587,263
 1,000,000             6.00%, 10/1/05, (MBIA) ..............      1,090,150
 1,175,000             6.00%, 10/1/07, (MBIA) ..............      1,295,673
                                                                 ----------
                                                                  7,844,192
                                                                 ----------
                      Arizona -- 0.6%
 4,000,000            Maricopa County AZ, GO,
                       School District 48,
                       Prerefunded 7/1/01 @ 101,
                       (COLL: U.S. Government Securities)
                       6.75%, 7/1/08 ........................      4,354,200
                                                                  ----------
                      Arkansas -- 1.9%
14,445,000            Jefferson County AR, PCRB,
                       Entergy Arkansas Inc. Project,
                       5.60%, 10/1/17 .......................     14,574,861
                                                                  ----------
                      California -- 12.7%
10,000,000            California Pollution Control
                       Financing Authority RB, San
                       Diego Gas & Electric, Series A,
                       5.90%, 6/1/14 ........................     11,047,800
                      California State GO:
 4,000,000             8.00%, 5/1/03, (AMBAC-TCRS) .........      4,697,640
 1,000,000             9.25%, 3/1/02 .......................      1,184,580
29,500,000            California Statewide Communities
                       Development Authority, Special
                       Facilities RB, United Air Lines Inc.,
                       5.63%, 10/1/34 .......................     29,836,300
 1,700,000            Delta County CA, SFHRB,
                       Series A,
                       5.50%, 6/1/24, (MBIA) ................      1,855,550
                      Foothill/Eastern Corridor Agency, Toll
                       Road RB, Series A:
 4,000,000             6.50%, 1/1/32 .......................      4,360,960
10,255,000             (Eff. Yield 5.75%) (a),
                       0.00%, 1/1/24 .......................      2,498,323
 2,000,000            Huntington Park CA, SFHRB, Series A,
                       ETM,
                       (COLL: U.S. Government Securities)
                       8.00%, 12/1/19 .......................      2,778,200
                      Long Beach CA, Harbor RB
                       Series A:
 8,435,000             6.00%, 5/15/16 ......................      9,378,539
 2,600,000             6.00%, 5/15/19, (FGIC) ..............      2,900,274
 4,210,000            Palmdale CA, SFHRB, Series A,
                       ETM,
                       (COLL: U.S. Treasury STRIPS &
                       REFCORP STRIPS)
                       8.00%, 9/1/11 ........................      5,570,798


      Principal
       Amount                                                          Value
MUNICIPAL OBLIGATIONS -- continued
                      California -- continued
                      San Joaquin Hills CA, Toll Road RB,
                       ETM,
                       (COLL: U.S Government Securities):
$4,525,000             (Eff. Yield 3.21%) (a),
                       0.00%, 1/1/00 ........................     $4,219,834
12,915,000             (Eff. Yield 5.38%) (a),
                       0.00%, 1/1/19 ........................      4,496,487
23,500,000             (Eff. Yield 5.60%) (a),
                       0.00%, 1/1/22 ........................      7,024,150
 3,500,000            Valley Health Systems, CA,
                       Hospital RB, Series A,
                       6.50%, 5/15/25 .......................      3,770,060
                                                                  ----------
                                                                  95,619,495
                                                                  ----------
                      Colorado -- 10.1%
                      Arapahoe County CO, Capital
                       Improvement Highway RB,
                       (COLL: U.S. Treasury Obligations &
                       STRIPS):
 4,000,000             Prerefunded 8/31/05 @ 103,
                       6.90%, 8/31/15 ......................      4,732,800
31,520,000             Prerefunded 8/31/05 @ 66.217,
                       (Eff. Yield 4.21%)(a)
                       0.00%, 8/31/11 ......................     15,004,781
                       Series C,
32,000,000             Prerefunded 8/31/05 @ 48.618,
                       (Eff. Yield 4.21%)(a)
                       0.00%, 8/31/15, ......................     11,184,320
                      Colorado Health Facilities Authority RB,
                       National Benevolent Association:
 1,325,000             Series A,
                       5.25%, 1/1/27 ........................      1,325,000
 1,000,000             Series B,
                       5.10%, 2/1/12 .......................        968,300
                      Colorado Housing Finance
                       Authority, SFHRB:
 1,000,000             Senior Series A 2,
                       6.60%, 5/1/28 .......................      1,099,890
                       Senior Series A 3:
 1,000,000             6.50%, 5/1/16 .......................      1,096,110
   500,000             6.50%, 11/1/29 ......................        553,115
 2,250,000             Senior Series C 2,
                       6.88%, 11/1/28 ......................      2,510,437
 1,000,000             Senior Series C 3,
                       6.75%, 5/1/17 .......................      1,108,360
 1,385,000            Colorado Student Obligation Bond
                       Authority, Student Loan RB, Series B,
                       6.55%, 12/1/02 .......................      1,458,544
                      Dawson Ridge CO, Metropolitan
                       District, GO, ETM,
                       (COLL: U.S. Government Securities):
 8,325,000             Series A,
                       (Eff. Yield 5.42%) (a),
                       0.00%, 10/1/22 ......................      2,272,725
74,685,000             Series B,
                       (Eff. Yield 5.58%) (a),
                       0.00%, 10/1/22 ......................     20,389,005
 2,000,000            Denver CO, City & County GO,
                       6.50%, 8/1/04 ........................      2,158,320

                                   EVERGREEN
                    Select Intermediate Tax Exempt Bond Fund




                      Schedule of Investments (continued)

                           March 31, 1998 (Unaudited)




      Principal
       Amount                                                     Value
MUNICIPAL OBLIGATIONS -- continued
                      Colorado -- continued
                      El Paso County CO, GO, School
                       District Number 11:
$2,500,000             7.10%, 12/1/16 .................     $3,118,075
 2,000,000             7.13%, 12/1/19 .................      2,533,400
 3,485,000            Larimer County CO, GO, School
                       District Number R1,
                       8.50%, 12/15/08, (MBIA).........      4,632,262
                                                            ----------
                                                            76,145,444
                                                            ----------
                      Connecticut -- 1.1  %
                      Connecticut State Development
                       Authority, Mortgage RB, Church
                       Homes Inc. Health Care Project:
   485,000             4.45%, 4/1/99 ..................        486,979
   340,000             4.65%, 4/1/00 ..................        342,128
   425,000             4.90%, 4/1/02 ..................        430,538
   925,000             5.00%, 4/1/03 ..................        939,707
 1,220,000             5.40%, 4/1/07 ..................      1,264,872
 2,035,000             5.70%, 4/1/12 ..................      2,092,794
 2,550,000             5.80%, 4/1/21 ..................      2,622,063
                                                            ----------
                                                             8,179,081
                                                            ----------
                      Delaware -- 0.4  %
 3,000,000            Delaware State, Solid Waste
                       Systems RB, Series A,
                       6.75%, 7/1/03 ..................      3,200,250
                                                            ----------
                      Florida -- 3.8  %
 7,500,000            Florida State Board Of
                       Education, Capital Outlay GO,
                       Series A, Prerefunded 6/1/00 @
                       40.5744,
                       (COLL: U.S. Government Securities),
                       (Eff. Yield 3.07%)(a),
                       0.00%, 6/1/13 ..................      2,788,050
                      Halifax Hospital Medical
                       Center, Health Care
                       Facilities Revenue, Series A:
 1,080,000             4.60%, 4/1/08, (ACA) ...........      1,063,681
 1,200,000             4.75%, 4/1/09, (ACA) ...........      1,185,840
   675,000             4.80%, 4/1/10, (ACA) ...........        663,525
 4,500,000            Orange County FL, Health
                       Facilities Authority RB,
                       Orlando Regional Healthcare,
                       Series A,
                       6.25%, 10/1/16, (MBIA) .........      5,166,090
                      Palm Beach County FL, Health
                       Facilities Authority RB,
                      Abbey DelRay South Project:
   675,000             4.25%, 10/1/98 .................        675,493
   675,000             4.35%, 10/1/99 .................        676,262
   700,000             4.50%, 10/1/00 .................        700,987
   750,000             4.65%, 10/1/01 .................        752,160
   805,000             4.80%, 10/1/02 .................        809,854
   775,000             5.00%, 10/1/03 .................        784,284
   850,000             5.00%, 10/1/04 .................        858,925
   930,000             5.10%, 10/1/05 .................        941,281


      Principal
       Amount                                                     Value
MUNICIPAL OBLIGATIONS -- continued
                      Florida -- continued
                      Palm Beach County FL, Health
                       Facilities Authority RB,
                       Waterford Project:
$  675,000             4.25%, 10/1/98 .................     $  675,493
   475,000             4.35%, 10/1/99 .................        475,888
   675,000             4.50%, 10/1/00 .................        675,952
   725,000             4.65%, 10/1/01 .................        727,088
   400,000             4.80%, 10/1/02 .................        402,412
   320,000             5.00%, 10/1/03 .................        323,834
   440,000             5.00%, 10/1/04 .................        444,620
   460,000             5.10%, 10/1/05 .................        465,580
   485,000             5.20%, 10/1/06 .................        492,207
   345,000             5.30%, 10/1/07 .................        351,065
 5,000,000            Pinellas County FL, Housing
                       Finance Authority, SFHRB,
                       5.95%, 3/1/30 ...................      5,326,700
 1,275,000            Tampa FL, Health Systems RB,
                       Catholic Health East, Series A 3,
                       5.50%, 11/15/06, (MBIA) .........      1,368,980
                                                             ----------
                                                             28,796,251
                                                            ----------
                      Georgia -- 0.9  %
 1,500,000            Coffee County GA, Hosptial
                       Authority, RAN, Coffee
                       Regional Medical Center,
                       6.75%, 12/1/26 ..................      1,544,055
 3,000,000            Georgia State GO, Series A,
                       6.00%, 2/1/02 ...................      3,205,590
                      Savannah GA, Water & Sewage
                       RB, ETM,
                       (COLL: U.S. Government Securities):
 1,000,000             6.30%, 12/1/01 ..................      1,074,470
 1,000,000             6.35%, 12/1/02 ..................      1,092,840
                                                             ----------
                                                              6,916,955
                                                             ----------
                      Hawaii -- 0.4  %
 2,500,000            Hawaii State Department of
                       Budget & Finance, Special
                       Purpose RB, The Queens Health
                       Systems Group, Series A,
                       6.05%, 7/1/16 ...................      2,702,050
                                                             ----------
                      Idaho -- 0.3  %
 2,000,000            Idaho Student Loan Fund Marketing
                       Association, Student Loan RB,
                       6.25%, 10/1/98 ..................      2,018,580
                                                             ----------
                      Illinois -- 6.2  %
                      Illinois Development Finance
                       Authority RB, Community
                       Rehabilitation Providers,
                       Series A:
 1,000,000             5.60%, 7/1/05 ..................      1,049,040
 1,000,000             5.60%, 7/1/06 ..................      1,051,110
 2,540,000             5.70%, 7/1/07 ..................      2,691,409
 3,490,000             5.80%, 7/1/08 ..................      3,725,924
                      Illinois Health & Educational
                       Facilities Authority RB:
11,000,000            Friendship Village
                       Schaumburg, Series A,
                       5.25%, 12/1/18 .................     10,688,480

                                   EVERGREEN
                    Select Intermediate Tax Exempt Bond Fund




                      Schedule of Investments (continued)

                           March 31, 1998 (Unaudited)




      Principal
       Amount                                                        Value
MUNICIPAL OBLIGATIONS -- continued
                      Illinois -- continued
                      Illinois Health & Educational
                      Facilities Authority RB: (cont.)
$1,000,000            Highland Park Hospital
                       Project, Series A,
                       5.50%, 10/1/08 ....................   $  1,059,750
 4,945,000            Mercy Hospital Center,
                       ETM,
                       (COLL: U.S. Government Securities)
                       10.00%, 1/1/15 ................ ....      7,035,845
 5,000,000            Northwestern Memorial Hospital,
                       6.75%, 8/15/11 ............... .....      5,460,450
12,500,000             Illinois State Sales Tax RB, Series Q,
                       6.00%, 6/15/12, (MBIA-IBC) .........     14,003,500
                                                                ----------
                                                                46,765,508
                                                                ----------
                      Indiana -- 1.8%
 7,000,000            Indiana Health Facility
                       Financing Authority, Hospital
                       RB, Charity Obligation Group,
                       Series D,
                       5.00%, 11/1/26, (MBIA) .............      7,149,450
 1,760,000            Indiana State Housing, SFHRB,
                       Series B 1,
                       7.55%, 7/1/10 ......................      1,854,054
 3,900,000            Indianapolis IN, Airport Authority RB,
                       Special Facility, United Air Lines
                       Project, Series A,
                       6.50%, 11/15/31 ....................      4,233,411
   550,000            Lafayette IN, PCRB,
                       Anheuser-Bush Inc. Project,
                       6.50%, 6/1/04 ......................        552,580
                                                               ----------
                                                                13,789,495
                                                                ----------
                     Iowa -- 0.4%
 2,500,000            Iowa Student Loan Liquidity
                      Corp. RB, Series A,
                      6.45%, 3/1/02 ......................      2,655,725
                                                               ----------
                     Kansas -- 1.9%
                      Kansas State Department of
                      Transportation Highway RB:
 2,900,000             Prerefunded 3/1/02 @ 102
                      (COLL: U.S. Government Securities)
                       6.50%, 3/1/07 .....................      3,192,175
 3,475,000             Series A,
                       7.25%, 9/1/09 .....................      4,278,629
 4,700,000           Kansas State Development
                      Finance Authority RB,
                      University of Kansas Athletic
                      Facilities, Series A,
                      4.80%, 6/1/13 ......................      4,523,186
 2,000,000           Sedgwick & Shawnee Counties
                      KS, SFHRB, Series A,
                      5.50%, 6/1/29 ......................      2,247,500
                                                               ----------
                                                               14,241,490
                                                               ----------


      Principal
       Amount                                                        Value
MUNICIPAL OBLIGATIONS -- continued
                      Kentucky -- 1.0%
                      Kentucky Economic Development
                      Finance Authority, Hosptial
                      Systems, RB, Appalachian
                       Regional Healthcenter:
$3,500,000             5.85%, 10/1/17 ....................     $3,591,105
 3,500,000             5.88%, 10/1/22 ....................      3,598,700
                                                               ----------
                                                                7,189,805
                                                               ----------
                      Louisiana -- 0.9%
                      East Baton Rouge LA, Sales &
                       Use Tax RB, Series ST:
 1,760,000             8.00%, 2/1/02, (FGIC) .............      1,994,837
 1,920,000             8.00%, 2/1/03, (FGIC) .............      2,227,795
 1,800,000            Orleans Parish LA, School
                       Board RB, ETM,
                       (COLL: REFCORP STRIPS)
                       9.05%, 2/1/10, (MBIA) ............       2,504,322
                                                               ----------
                                                                6,726,954
                                                               ----------
                      Maryland -- 0.8%
 3,000,000            Maryland State GO, Third Series,
                       6.10%, 7/15/00 .....................      3,146,940
 3,000,000             Maryland State Transportation
                       Authority RB,
                       6.50%, 7/1/04 ......................      3,246,390
                                                                ----------
                                                                 6,393,330
                                                                ----------
                      Massachusetts -- 0.9%
 1,750,000            Massachusetts State Health &
                       Educational Facilities
                       Authority RB, Series C,
                       5.75%, 7/15/13 .....................      1,830,780
 2,000,000            Massachusetts State Housing
                       Finance Agency RB,
                       Residential Development,
                       6.35%, 5/15/03 .....................      2,138,240
 2,500,000            New England Education Loan
                       Marketing Corp., Student Loan RB,
                       6.50%, 9/1/02 ......................      2,714,800
                                                                ----------
                                                                 6,683,820
                                                                ----------
                      Michigan -- 1.2%
 2,040,000            Avondale MI, School District GO,
                       8.25%, 5/1/02 ......................      2,349,590
 6,070,000            Royal Oak MI, Hospital
                      Finance Authority RB, William
                      Beaumont Hospital,
                       6.25%, 1/1/10 ......................      6,852,909
                                                                ----------
                                                                 9,202,499
                                                                ----------
                      Minnesota -- 1.1%
 3,935,000            Bass Brook MN, PCRB,
                       Minnesota Power & Light Co.
                       Project,
                       6.00%, 7/1/22 ......................      4,109,084
                      Minnesota State Housing
                       Finance Agency, SFHRB, Series C:
   500,000             6.80%, 7/1/11 .....................        527,565
 1,340,000             7.10%, 7/1/11 .....................      1,424,380

                                   EVERGREEN
                    Select Intermediate Tax Exempt Bond Fund




                      Schedule of Investments (continued)

                           March 31, 1998 (Unaudited)




      Principal
       Amount                                                     Value
MUNICIPAL OBLIGATIONS -- continued
                      Minnesota -- continued
$2,000,000            Rochester MN, Health Care
                       Facilities RB, Mayo Medical
                       Center, Series C,
                       6.85%, 11/15/98 .................     $ 2,038,740
                                                            -----------
                                                              8,099,769
                                                            -----------
                      Mississippi -- 1.8%
 4,855,000             Mississippi Gulf Coast, Regional
                       Wasterwater Authority RB, ETM,
                       (COLL: U.S. Government Securities)
                       7.00%, 7/1/12 ...................       5,843,187
 7,295,000            Mississippi Home Corp., SFHRB,
                       Series H
                       5.50%, 12/1/29 ..................       7,919,087
                                                             -----------
                                                              13,762,274
                                                             -----------
                      Missouri -- 1.2%
 3,000,000            Kansas City MO, IDA RB, Owens
                       Illinois Inc. Project,

                       4.90%, 12/31/08 .................       2,964,270
 3,000,000            Missouri State Office Building,
                       Special Obligation,
                       6.00%, 12/1/02 ..................       3,187,830
 2,600,000            University City MO, IDA MFHRB,
                       Oak Forest Apartment Project,
                       (LOC: Sumitomo Bank Ltd.)
                       7.38%, 3/1/21 ...................       2,895,204
                                                             -----------
                                                               9,047,304
                                                             -----------
                      Nevada -- 1.4%
 2,000,000            Clark County NV, GO
                       6.40%, 6/1/00, (FGIC) ...........       2,103,080
                      Nevada State GO:
 3,000,000             Colorado River Commission,
                      Prerefunded 10/1/02 @ 101,
                      (COLL: U.S. Treasury Obligations &
                      STRIPS)
                       6.40%, 10/1/05 .................       3,299,430
 5,000,000             Series A,
                       5.60%, 7/15/06 .................       5,352,800
                                                            -----------
                                                             10,755,310
                                                            -----------
                      New Jersey -- 3.7%
 2,000,000            Howell Township NJ, GO,
                       Partially Prerefunded 1/1/02 @ 102,
                       (COLL: U.S. Government Securities &
                       Cash)
                       6.40%, 1/1/03, (FGIC) ...........       2,184,100
                      New Jersey Economic
                      Development Authority RB:
                      Franciscan Oaks Project:
 3,370,000             5.60%, 10/1/12 .................       3,380,481
 3,335,000             5.70%, 10/1/17 .................       3,356,911
                       Keswick Pines Project,
   900,000             5.60%, 1/1/12 ..................         895,653
                       The Evergreens:
 3,380,000             5.88%, 10/1/12 .................       3,415,862
   680,000             6.00%, 10/1/17 .................         699,638
 3,325,000             6.00%, 10/1/22 .................       3,421,026
 1,650,000            New Jersey State Housing &
                      Mortgage Finance Agency RB,
                      Series One,
                      6.45%, 11/1/07 ..................       1,770,334


      Principal
       Amount                                                     Value
MUNICIPAL OBLIGATIONS -- continued
                      New Jersey -- continued
                      New Jersey State Turnpike
                      Authority RB:
$3,755,000             Series A,
                      6.75%, 1/1/08, (MBIA-IBC) .......     $ 4,071,997
 3,000,000             Series C,
                      6.50%, 1/1/06 ...................       3,197,160
   160,000            New Jersey Wastewater
                      Treatment Trust RB,
                      6.80%, 6/15/02 ..................         169,842
   210,000            Salem County NJ, Industrial
                      PCRB, BF Goodrich Co. Project,
                      10.75%, 12/1/00 .................         211,079
 1,390,000            Western Monmouth NJ,
                      Utilities Authority RB, ETM,
                      (COLL: U.S. Government Securities)
                      6.80%, 2/1/14 ...................       1,487,078
                                                            -----------
                                                             28,261,161
                                                            -----------
                     New Mexico -- 0.8%
 1,160,000           Farmington NM, Power RB
                      Prerefunded 7/1/05 @ 100,
                      (COLL: U.S. Government Securities)
                      9.88%, 1/1/13 ...................       1,548,681
 3,425,000           Santa Fe NM, Utility RB, Series A,
                      8.00%, 6/1/06, (AMBAC) ..........       4,246,966
                                                            -----------
                                                              5,795,647
                                                           -----------
                      New York -- 16.3%
                      Metropolitan Transportation
                      Authority of New York RB, Series A:
 4,325,000             5.70%, 7/1/17 ..................       4,590,382
 7,000,000             6.10%, 7/1/26, (FSA) ...........       7,667,730
 8,000,000            New York City Municipal Water
                      Finance Authority, Water &
                      Sewer Systems RB, Series B,
                      6.25%, 6/15/20 ..................       9,095,120
                      New York NY, GO:
                       Series A:
10,535,000             5.88%, 8/1/03 ..................      11,229,783
 2,500,000             6.25%, 8/1/10 ..................       2,735,500
 3,000,000             6.25%, 8/1/11 ..................       3,269,730
14,490,000             Series B:
                      7.50%, 2/1/06 ...................      16,139,686
 5,510,000             Prerefunded 2/1/02 @ 101.5,
                      (COLL: U.S. Government Securities)
                      7.50%, 2/1/06 ...................       6,217,649
 5,795,000             Series C
                      6.50%, 2/1/08 ...................       6,549,857
 2,500,000             ETM,
                      (COLL: U.S. Government Securities)
                      6.90%, 2/1/99, (FGIC) ...........       2,549,425
 5,000,000             Series D,
                      6.50%, 2/15/06 ..................       5,556,250
 6,000,000             Series I,
                      6.50%, 3/15/05 ..................       6,649,320
 5,515,000             Series K,
                       8.00%, 4/1/05 ..................       6,663,113
13,000,000           New York State Dormitory
                      Authority RB, Series A,
                      5.50%, 5/15/13 ..................      13,697,320
 5,710,000           New York State Thruway Authority,
                      Service Contract RB, Series A,
                      6.00%, 1/1/05, (MBIA) ...........       6,234,635

                                   EVERGREEN
                    Select Intermediate Tax Exempt Bond Fund




                      Schedule of Investments (continued)

                           March 31, 1998 (Unaudited)




      Principal
       Amount                                                         Value
MUNICIPAL OBLIGATIONS -- continued
                      New York -- continued
                      New York State Urban
                      Development Corp. RB:
$6,045,000             5.75%, 7/1/09 ......................     $ 6,582,945
 3,570,000             6.40%, 1/1/04, (AMBAC-TCRS) ........       3,943,065
 3,000,000            Port Authority of NY & NJ,
                      Special Obligation,
                      6.75%, 10/1/11 ......................       3,331,980
                                                                -----------
                                                                122,703,490
                                                                -----------
                      North Carolina -- 2.5%
 2,500,000            Mecklenburg County NC, GO,
                      Prerefunded 1/1/02 @ 102,
                      (COLL: U.S. Government Securities)
                      6.25%, 1/1/07 .......................       2,726,000
                      North Carolina Medical Care Commission,
                      Hospital RB, Transylvania Community
                      Hospital Inc.:
   115,000             4.30%, 10/1/98 .....................         115,181
   130,000             4.45%, 10/1/99 .....................         130,749
   135,000             4.60%, 10/1/00 .....................         136,046
   140,000             4.70%, 10/1/01 .....................         141,395
   155,000             4.80%, 10/1/02 .....................         157,001
   155,000             4.90%, 10/1/03 .....................         157,387
   155,000             5.00%, 10/1/04 .....................         158,100
   175,000             5.00%, 10/1/05 .....................         177,954
   185,000             5.05%, 10/1/06 .....................         188,326
   190,000             5.15%, 10/1/07 .....................         194,444
 9,440,000            North Carolina State Medical
                      Care Commission, Health Care
                      Facilities RB, Deerfield Episcopal,
                      5.30%, 11/1/04 ......................       9,626,723
 4,430,000            North Carolina, Eastern Municipal
                      Power Systems RB, Series A,
                      5.70%, 1/1/15, (MBIA) ...............       4,666,252
                                                                -----------
                                                                 18,575,558
                                                                -----------
                           Ohio -- 1.1%
                      Franklin County OH, Health Care
                      Facilities RB,
                      Friendship Village of Dublin Project:
   505,000             5.00%, 11/1/05 .....................         510,621
   380,000             5.05%, 11/1/06 .....................         384,226
   225,000             5.10%, 11/1/07 .....................         227,497
   100,000             5.15%, 11/1/08 .....................         100,996
 1,250,000             5.50%, 11/1/16 .....................       1,258,362
 1,750,000             5.63%, 11/1/22 .....................       1,767,150
                      Miami County OH, Hospital
                      Facilities RB, Upper Valley
                      Medical Center, Series A:
 1,500,000             6.25%, 5/15/16 .....................       1,596,510
 2,250,000             6.38%, 5/15/26 .....................       2,407,410
                                                                -----------
                                                                  8,252,772
                                                                -----------
                      Oklahoma -- 0.7%
 5,000,000            Tulsa County OK, Industrial
                      Authority, Health Care RB,
                      St. Francis Hospital,
                      5.15%, 12/15/18 .....................       5,197,300
                                                                -----------


      Principal
       Amount                                                         Value
MUNICIPAL OBLIGATIONS -- continued
                      Pennsylvania -- 1.4%
$1,500,000            Beaver Falls PA, Municipal
                      Authority Special Obligation,
                      Prerefunded 10/1/04 @ 102,
                      (COLL: State & Local Government
                      Series)
                      9.13%, 8/1/05 .......................     $ 1,941,075
 2,200,000            Delaware County PA, Hospital
                      RB, Riddle Memorial Hospital,
                      6.50%, 1/1/22 .......................       2,330,834
   260,000            Delaware River Port Authority of PA &
                      NJ, Delaware River Bridges RB,
                      6.50%, 1/15/11 ......................         291,320
 4,000,000            Montgomery County PA, Higher
                      Education & Health Authority
                      RB, Beaver College,
                      5.80%, 4/1/16 .......................       4,210,800
 1,795,000            West View PA, Municipal
                      Authority Special Obligation, ETM,
                      (COLL: U.S. Government Securities)
                      9.20%, 5/15/03 ......................       2,134,757
                                                                -----------
                                                                 10,908,786
                                                                -----------
                      South Carolina -- 1.2%
 3,000,000            Piedmont SC, Municipal Power
                      Agency, Electric RB,
                      6.25%, 1/1/21, (FGIC) ...............       3,477,540
 5,000,000            Richland County SC, Hospital
                      Facilities RB,
                      (LOC: Sumitomo Bank Ltd.)
                      8.13%, 10/1/11 ......................       5,195,300
                                                                -----------
                                                                  8,672,840
                                                                -----------
                      South Dakota -- 0.8%
 5,000,000            Heartland Consumer Power
                      District RB, ETM,
                      (COLL: U.S. Government Securites)
                      7.00%, 1/1/16 .......................       5,949,950
                                                                -----------
                      Texas -- 9.3%
                      Austin TX, Utility Systems RB:
   420,000             8.00%, 11/15/99, (BIG) .............         447,250
   330,000             ETM,
                      (COLL: U.S. Government Securities)
                      8.00%, 11/15/99, (BIG) ..............         352,014
 8,000,000            Edinburg TX, Consolidated
                      Independent School District,
                      Lease Revenue,
                      5.25%, 8/15/13, (AMBAC) .............       8,140,400
 6,055,000            Lufkin TX, Health Facilities
                      Development Corp. RB, Memorial
                      Health Systems of East Texas,
                      6.88%, 2/15/26 ......................       6,641,306
                      North Central TX, Health Facility
                      Development Corp. RB, Texas Health
                      Resources Systems, Series B:
 3,910,000             5.75%, 2/15/09, (MBIA) .............       4,238,792
 4,595,000             5.75%, 2/15/12, (MBIA) .............       4,926,024
                      North Texas Health Facilities
                      Development Corp, RB, United
                      Regional Health Care Systems Inc.
                      Project:
 2,245,000             5.25%, 9/1/06, (MBIA) ..............       2,361,807
 2,000,000             5.25%, 9/1/08, (MBIA) ..............       2,099,800

                                   EVERGREEN
                    Select Intermediate Tax Exempt Bond Fund




                      Schedule of Investments (continued)

                           March 31, 1998 (Unaudited)




   Principal
    Amount                                               Value
MUNICIPAL OBLIGATIONS -- continued
              Texas -- continued
              Retama TX, Development Corp.,
              Special Facilities RB, Retama
              Racetrack, ETM,
              (COLL: U.S. Treasury STRIPS):
 $ 1,300,000   8.75%, 12/15/05 ..................    $  1,657,240
   2,440,000   8.75%, 12/15/08 ..................       3,303,101
   2,655,000   8.75%, 12/15/09 ..................       3,639,023
   4,770,000   8.75%, 12/15/16 ..................       6,900,473
  10,000,000  San Antonio TX, Electric & Gas RB,
              5.80%, 2/1/06 .....................      10,870,200
              Texas State Department
   2,650,000   Housing & Community Affairs:
               MFHRB,
              5.55%, 1/1/05 .....................       2,747,758
               SFHRB, Series E:
   1,755,000   4.50%, 3/1/07 ....................       1,772,936
   3,000,000   5.00%, 9/1/16, (MBIA) ............       3,035,010
   5,455,000  Texas State Turnpike Authority RB,
              Prerefunded 7/1/02 @ 102,
              (COLL: U.S. Government Securities)
              12.63%, 1/1/20 ....................       7,306,754
                                                     ------------
                                                       70,439,888
                                                     ------------
              Utah -- 0.3%
   2,325,000  Utah State, Housing Finance
              Agency SFHRB, Series G 1,
              7.35%, 7/1/18 .....................       2,497,236
                                                     ------------
              Virginia -- 1.2%
   2,900,000  Bedford County VA, IDA RB,
              Georgia Pacific Corp. Project,
              4.60%, 8/1/04 .....................       2,894,316
   5,985,000  Riverside VA, Regional Jail
              Authority RB,
              5.88%, 7/1/14, (MBIA) .............       6,435,072
                                                     ------------
                                                        9,329,388
                                                     ------------
               Washington -- 3.7%
  17,000,000  Washington State GO, Series B & AT 7,
              6.40%, 6/1/17 .....................      19,922,810


   Principal
    Amount                                               Value
MUNICIPAL OBLIGATIONS -- continued
              Washington -- continued
              Washington State Public Power
              Supply RB, Nuclear Project:
 $ 2,000,000   Series A,
              6.50%, 7/1/02 .....................    $  2,164,900
   2,000,000   Series B, (Eff. Yield 4.50%) (a),
              0.00%, 7/1/06, (FGIC) .............       1,362,160
   4,000,000  Washington Suburban MD,
              Sanitation District GO,
              Prerefunded 11/1/01 @ 102,
              (COLL: U.S. Government Securities)
              6.30%, 11/1/03 ....................       4,362,320
                                                     ------------
                                                       27,812,190
                                                     ------------
              West Virginia -- 1.3%
  10,000,000  Pleasants County WV, PCRB,
              Monongahela Power Co.,
              4.70%, 11/1/07 ....................      10,027,200
                                                     ------------
              Wisconsin -- 1.0%
   6,865,000  Wisconsin State Health &
              Educational Facilities RB,
              Medical College Inc.,
              5.95%, 12/1/15 ....................       7,164,520
                                                     ------------
              Puerto Rico -- 2.3%
  22,630,000  Commonwealth of Puerto Rico GO,
              (Eff. Yield 4.04%) (a),
              0.00%, 7/1/04 .....................      17,335,711
                                                     ------------
              Total Municipal Obligations
              (cost $731,324,346) ...............     764,588,279
                                                     ------------


   Shares
MUTUAL FUND SHARES -- 0.1%
(Cost $784,000)
  784,000   Federated Municipal Obligation Fund          784,000
                                                         -------
            Total Investments --
             (cost $732,108,346)..... 101.5%         765,372,279
            Other Assets and
             Liabilities -- net ..... ( 1.5)         (11,164,031)
                                      -----          -----------
            Net Assets -- ........... 100.0%       $ 754,208,248
                                      =====        =============


(a) Effective yield (calculated at date of purchase) is the annual yield at which the bond accrues until its maturity date.

                                   EVERGREEN
                    Select Intermediate Tax Exempt Bond Fund




                      Schedule of Investments (continued)

                           March 31, 1998 (Unaudited)

Legend of Abbreviations:
ACA     American Capital Access
AMBAC   Insured by American Municipal Bond Assurance Corp.
BIG     Bond Investors Guaranty
COLL    Collateral
ETM     Escrowed to Maturity
FGIC    Insured by Financial Guaranty Insurance Corp.
FSA     Financial Security Assurance Inc.
GO      General Obligation
IBC     Insured Bond Certification
IDA     Industrial Development Authority
LOC     Letter of Credit
MBIA    Insured by Municipal Bond Investors Assurance Corp.
MFHRB   Multi Family Housing Revenue Bond
PCRB    Pollution Control Revenue Bond
RAN     Revenue Anticipation Note
RB      Revenue Bond
REFCORP Resolution Trust Funding Corp.
SFHRB   Single Family Housing Revenue Bond
STRIPS  Separately Traded Registered and Interest Principal Security
TCRS    Transferable Custody Receipts






                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          Select Limited Duration Fund




                            Schedule of Investments

                           March 31, 1998 (Unaudited)




   Principal
    Amount                                             Value
ASSET-BACKED SECURITIES -- 4.3%
 $   750,000  Chase Credit Card Master Trust,
              6.30%, 4/15/03 ...................    $   757,429
     331,020  Chevy Chase Auto Receivables,
              6.00%, 12/15/01 ..................        331,584
     809,643  Olympic Automobile Receivables,
              6.10%, 4/15/02 ...................        811,444
     174,243  Union Acceptance Corp., 1995 A
              Grantor Trust,
              7.725%, 3/10/01 ..................        175,975
     376,751  Union Acceptance Corp., 1995 D
              Auto Trust,
              6.025%, 1/7/03 ...................        376,628
                                                    -----------
              Total Asset-Backed Securities
              (cost $2,450,101) ................      2,453,060
                                                    -----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 2.1%
(cost $1,181,287)
   1,187,223  Prudential Home Mortgage Securities
              Co.
              6.50%, 1/25/00 ...................      1,189,010
                                                    -----------
COMMERCIAL PAPER -- 14.0%
   2,000,000  J.B. Hunt Transport Services, Inc.
              5.75%, 4/7/98 ....................      1,998,083
   2,000,000  Marriott International, Inc.
              5.90%, 4/7/98 ....................      1,998,033
   2,000,000  Merril Lynch and Co.
              5.53%, 5/5/98 ....................      1,989,555
   2,000,000  Raytheon Co.
              5.79%, 4/13/98 ...................      1,996,140
                                                    -----------
              Total Commercial Paper
              (cost $7,981,811) ................      7,981,811
                                                    -----------
CORPORATE BONDS -- 29.1%
              Banks -- 4.4%
   1,000,000  Banc One,
              7.00%, 3/25/02 ...................      1,025,988
     500,000  First Chicago NBD Corp.,
              8.50%, 6/1/98 ....................        501,953
   1,000,000  Norwest Corp. MTN,
              5.625%, 2/5/01 ...................        989,830
                                                    -----------
                                                      2,517,771
                                                    -----------
              Finance & Insurance -- 24.7%
   1,000,000  Alco Capital Resource, Inc. MTN,
              6.20%, 6/29/98 ...................      1,001,303
     500,000  American General Finance Corp. MTN,
              6.65%, 8/30/00 ...................        505,534
   1,250,000  Associates Corp. ,N.A.,
              6.00%, 6/15/00 ...................      1,249,747
              CIT Group Holdings, Inc. MTN: ....
   1,000,000   6.15%, 12/15/02 .................        999,046
   1,000,000   6.20%, 4/15/98 ..................      1,000,034
   1,000,000  Ford Motor Credit Co.,
              6.55%, 9/10/02 ...................      1,013,725
   1,000,000  GMAC Pass Through Trust,
              6.375%, 9/30/98 (a) ..............      1,002,158
     750,000  Goldman Sachs Group LP,
              6.60%, 7/15/02 ...................        757,679
   1,000,000  Ikon Capital, Inc.
              6.73%, 6/15/01 ...................      1,013,332
   2,000,000  International Lease Finance Corp.
              7.00%, 5/15/00 ...................      2,038,276


   Principal
    Amount                                             Value
CORPORATE BONDS -- continued
              Finance & Insurance -- continued
 $ 1,500,000  Lehman Brothers Holdings, Inc.
              6.40%, 12/27/99 ..................    $ 1,504,852
     500,000  Morgan Stanley Group, Inc.
              5.757%, 6/10/98 ..................        500,348
   1,000,000  Salomon, Inc.
              7.30%, 5/15/02 ...................      1,033,551
     500,000  Transamerica Finance Corp.,
              6.75%, 6/1/00 ....................        506,715
                                                    -----------
                                                     14,126,300
                                                    -----------
              Total Corporate Bonds
              (cost $16,584,818)................     16,644,071
                                                    -----------
U. S. AGENCY OBLIGATIONS -- 18.5%
              Federal National Mortgage
              Association
              MTN:
   2,500,000   5.90%, 7/19/99 ..................      2,505,380
   2,000,000   6.03%, 7/7/99 ...................      2,007,336
              Federal Home Loan Mortgage Corp.:
     564,378   6.00%, 1/1/01 ...................        564,135
     979,253   6.00%, 9/1/01 ...................        977,814
   1,714,586   7.00%, 12/1/99 ..................      1,734,166
     432,461   6.00%, 4/1/98 ...................        433,395
     396,165   8.00%, 1/1/99 ...................        399,290
              Federal National Mortgage
              Association
     929,415   6.50%, 9/1/05 ...................        933,344
     989,981  Government National Mortgage
              Association,
              6.50%, 12/15/08 ..................        997,901
                                                    -----------
              Total U. S. Agency Obligations
              (cost $10,505,539) ...............     10,552,761
                                                    -----------
U. S. TREASURY OBLIGATIONS -- 30.2%
              U.S. Treasury Notes:
   1,500,000   5.875%, 11/30/01 ................      1,509,845
   5,000,000   6.00%, 8/15/00 ..................      5,042,190
   2,000,000   6.25%, 8/31/02 ..................      2,043,752
   5,000,000   6.375%, 5/15/00 .................      5,078,130
   3,500,000   7.50%, 10/31/99 .................      3,598,441
                                                    -----------
              Total U. S. Treasury Obligations
              (cost $17,184,315) ...............     17,272,358
                                                    -----------
REPURCHASE AGREEMENT -- 0.7% (cost $408,588)
     408,588  Dresdner Bank AG, 5.90% dated
              3/31/98, due 4/1/98, maturity value
              $408,655 (collateralized by $415,000
              U.S. Treasury Note, 5.63%, 12/31/99;
              value including accrued interest
              $420,675).........................        408,588
                                                    -----------
              Total Investments --
               (cost $56,296,459)......  98.9%       56,501,659
              Other Assets and
              Liabilities -- net ......   1.1           610,820
                                        -----       -----------
              Net Assets -- ........... 100.0%      $57,112,479
                                        =====       ===========

(a) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

Legend of Portfolio Abbreviations:
MTN           Medium Term Note

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           Select Fixed Income Funds




                      Statements of Assets and Liabilities

                           March 31, 1998 (Unaudited)


                                                                        Core             Fixed
                                                                       Bond             Income
                                                                       Fund              Fund
                                                                ----------------- -----------------
Assets
 Investments at market value (identified cost-$531,225,249,
  $470,523,671, $1,115,768,976, $732,108,346 and
  $56,296,459, respectively)...................................   $ 548,714,383     $ 477,946,725
 Cash .........................................................      13,057,387                 0
 Interest receivable ..........................................       5,787,661         6,556,794
 Receivable for investments sold ..............................       4,556,758           250,278
 Receivable for Fund shares sold ..............................         623,081         1,243,072
 Prepaid expenses and other assets ............................         124,844            55,294
---------------------------------------------------------------   -------------     -------------
  Total assets ................................................     572,864,114       486,052,163
---------------------------------------------------------------   -------------     -------------
Liabilities
 Dividends payable ............................................       2,341,696         2,509,680
 Due to related parties .......................................         173,973           172,520
 Payable for Fund shares redeemed .............................         144,350           206,832
 Due to custodian .............................................               0            23,078
 Distribution fee payable .....................................              12               212
 Accrued Trustees' fees and expenses ..........................           2,703             2,809
 Payable for investments purchased ............................               0                 0
 Accrued expenses and other liabilities .......................          90,483            65,915
---------------------------------------------------------------   -------------     -------------
  Total liabilities ...........................................       2,753,217         2,981,046
---------------------------------------------------------------   -------------     -------------
Net assets ....................................................   $ 570,110,897     $ 483,071,117
===============================================================   =============     =============
Net assets represented by
 Paid-in capital ..............................................   $ 551,704,705     $ 475,585,078
 Accumulated net realized gain on investments .................         917,058            62,985
 Net unrealized appreciation on investments ...................      17,489,134         7,423,054
---------------------------------------------------------------   -------------     -------------
  Total net assets ............................................   $ 570,110,897     $ 483,071,117
===============================================================   =============     =============
Net assets consist of
 Institutional Shares .........................................   $ 128,262,762     $ 481,529,415
 Institutional Service Shares .................................         109,549         1,541,702
 Institutional Charitable Shares ..............................     441,738,586                 0
---------------------------------------------------------------   -------------     -------------
                                                                  $ 570,110,897     $ 483,071,117
===============================================================   =============     =============
Shares outstanding
 Institutional Shares .........................................      11,965,460        80,776,312
 Institutional Service Shares .................................          10,219           258,653
 Institutional Charitable Shares ..............................      41,209,398                 0
---------------------------------------------------------------   -------------     -------------
Net asset value per share
 Institutional Shares .........................................   $       10.72     $        5.96
===============================================================   =============     =============
 Institutional Service Shares .................................   $       10.72     $        5.96
===============================================================   =============     =============
 Institutional Charitable Shares ..............................   $       10.72                --
===============================================================   =============     =============



                                                                        Income         Intermediate         Limited
                                                                        Plus               Bond           Duration
                                                                        Fund               Fund             Fund
                                                                ------------------- ----------------- ----------------
Assets
 Investments at market value (identified cost-$531,225,249,
  $470,523,671, $1,115,768,976, $732,108,346 and
  $56,296,459, respectively)...................................   $ 1,163,773,242     $ 765,372,279     $ 56,501,659
 Cash .........................................................                 0               201                0
 Interest receivable ..........................................        20,366,543        10,658,881          666,404
 Receivable for investments sold ..............................             7,462                 0                0
 Receivable for Fund shares sold ..............................           844,867           350,549                0
 Prepaid expenses and other assets ............................           267,776            62,822           94,326
----------------------------------------------------------------  ---------------     -------------     ------------
  Total assets ................................................     1,185,259,890       776,444,732       57,262,389
----------------------------------------------------------------  ---------------     -------------     ------------
Liabilities
 Dividends payable ............................................         6,028,652         2,921,241           97,788
 Due to related parties .......................................           436,726           316,300           36,215
 Payable for Fund shares redeemed .............................         1,300,247           365,324                0
 Due to custodian .............................................            56,916                 0                0
 Distribution fee payable .....................................               394               138                0
 Accrued Trustees' fees and expenses ..........................             5,478             3,436              160
 Payable for investments purchased ............................                 0        18,502,981                0
 Accrued expenses and other liabilities .......................           161,993           127,064           15,747
----------------------------------------------------------------  ---------------     -------------     ------------
  Total liabilities ...........................................         7,990,406        22,236,484          149,910
----------------------------------------------------------------  ---------------     -------------     ------------
Net assets ....................................................   $ 1,177,269,484     $ 754,208,248     $ 57,112,479
===============================================================   ===============     =============     ============
Net assets represented by
 Paid-in capital ..............................................   $ 1,124,724,314     $ 715,807,494     $ 56,866,809
 Accumulated net realized gain on investments .................         4,540,904         5,136,822           40,470
 Net unrealized appreciation on investments ...................        48,004,266        33,263,932          205,200
----------------------------------------------------------------  ---------------     -------------     ------------
  Total net assets ............................................   $ 1,177,269,484     $ 754,208,248     $ 57,112,479
===============================================================   ===============     =============     ============
Net assets consist of
 Institutional Shares .........................................   $ 1,174,460,192     $ 753,155,404     $ 57,112,479
 Institutional Service Shares .................................         2,809,292         1,052,844                0
 Institutional Charitable Shares ..............................                 0                 0                0
----------------------------------------------------------------  ---------------     -------------     ------------
                                                                  $ 1,177,269,484     $ 754,208,248     $ 57,112,479
                                                                  ---------------     -------------     ------------
Shares outstanding
 Institutional Shares .........................................       205,512,455        11,468,555        5,490,748
 Institutional Service Shares .................................           491,609            16,032                0
 Institutional Charitable Shares ..............................                 0                 0                0
----------------------------------------------------------------  ---------------     -------------     ------------
Net asset value per share
 Institutional Shares .........................................   $          5.71     $       65.67     $      10.40
===============================================================   ===============     =============     ============
 Institutional Service Shares .................................   $          5.71     $       65.67               --
===============================================================   ===============     =============     ============
 Institutional Charitable Shares ..............................                --                --               --
===============================================================   ===============     =============     ============

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           Select Fixed Income Funds




                           Statements of Operations

                    Period Ended March 31, 1998* (Unaudited)


                                                                    Core           Fixed
                                                                   Bond          Income
                                                                   Fund           Fund
                                                              -------------- --------------
Investment income
 Interest ...................................................  $11,146,740    $11,063,852
-------------------------------------------------------------  -----------    -----------
Expenses
 Management fee .............................................      689,140        826,506
 Registration and filing fees ...............................       82,168         64,922
 Custodian fees .............................................       56,537         47,633
 Administrative services fees ...............................       51,553         49,762
 Professional fees ..........................................       10,765         15,958
 Shareholder reports expense ................................        9,546         11,042
 Trustees' fees and expenses ................................        3,205          5,836
 Transfer agent fees ........................................           98            313
 Distribution Plan expenses .................................           12            212
 Other ......................................................       13,001          8,544
 Fee waivers and/or expense reimbursements ..................     (189,359)      (170,454)
-------------------------------------------------------------  -----------    -----------
  Total expenses ............................................      726,666        860,274
 Less: Indirectly paid expenses .............................       (1,422)          (496)
-------------------------------------------------------------  -----------    -----------
  Net expenses ..............................................      725,244        859,778
-------------------------------------------------------------  -----------    -----------
 Net investment income ......................................   10,421,496     10,204,074
-------------------------------------------------------------  -----------    -----------
Net realized and unrealized gain (loss) on investments
 Net realized gain on investments ...........................      917,058         62,985
 Net change in unrealized appreciation (depreciation) on
  investments ...............................................      (59,073)       228,440
-------------------------------------------------------------  -----------    -----------
 Net realized and unrealized gain (loss) on investments .....      857,985        291,425
-------------------------------------------------------------  -----------    -----------
 Net increase in net assets resulting from operations .......  $11,279,481    $10,495,499
=============================================================  ===========    ===========



                                                                   Income      Intermediate      Limited
                                                                   Plus            Bond         Duration
                                                                   Fund            Fund           Fund
                                                              -------------- --------------- -------------
Investment income
 Interest ...................................................  $ 27,706,027    $13,845,475    $1,139,910
-------------------------------------------------------------- ------------    -----------    ----------
Expenses
 Management fee .............................................     2,048,493      1,589,852        54,899
 Registration and filing fees ...............................       148,599         95,187         8,710
 Custodian fees .............................................       125,315         80,916         5,124
 Administrative services fees ...............................       123,349         80,612         5,497
 Professional fees ..........................................        19,651         16,113        10,889
 Shareholder reports expense ................................        22,143         13,643         4,780
 Trustees' fees and expenses ................................        13,046          8,304           291
 Transfer agent fees ........................................           214            206            89
 Distribution Plan expenses .................................           394            138             0
 Other ......................................................         9,358         13,900         1,257
 Fee waivers and/or expense reimbursements ..................      (409,699)      (291,618)      (36,216)
-------------------------------------------------------------- ------------    -----------    ----------
  Total expenses ............................................     2,100,863      1,607,253        55,320
 Less: Indirectly paid expenses .............................       (10,982)        (1,272)         (421)
-------------------------------------------------------------- ------------    -----------    ----------
  Net expenses ..............................................     2,089,881      1,605,981        54,899
-------------------------------------------------------------- ------------    -----------    ----------
 Net investment income ......................................    25,616,146     12,239,494     1,085,011
-------------------------------------------------------------- ------------    -----------    ----------
Net realized and unrealized gain (loss) on investments
 Net realized gain on investments ...........................     4,540,904      5,136,822        40,470
 Net change in unrealized appreciation (depreciation) on
  investments ...............................................    (4,891,632)     4,498,062      (145,739)
-------------------------------------------------------------- ------------    -----------    ----------
 Net realized and unrealized gain (loss) on investments .....      (350,728)     9,634,884      (105,269)
-------------------------------------------------------------- ------------    -----------    ----------
 Net increase in net assets resulting from operations .......  $ 25,265,418    $21,874,378    $  979,742
============================================================== ============    ===========    ==========

* Each Fund commenced operations on November 24, 1997.





                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           Select Fixed Income Funds




                      Statements of Changes in Net Assets

                    Period Ended March 31, 1998* (Unaudited)


                                                                      Core             Fixed
                                                                     Bond            Income
                                                                     Fund             Fund
                                                              ----------------- ----------------
Operations
 Net investment income ......................................  $    10,421,496   $  10,204,074
 Net realized gain on investments ...........................          917,058          62,985
 Net change in unrealized appreciation (depreciation) on
  investments ...............................................          (59,073)        228,440
-------------------------------------------------------------  ---------------   -------------
  Net increase in net assets resulting from operations ......       11,279,481      10,495,499
-------------------------------------------------------------  ---------------   -------------
Distributions to shareholders from net investment
 income
  Institutional Shares ......................................       (1,515,076)    (10,198,740)
  Institutional Service Shares ..............................             (327)         (5,334)
  Institutional Charitable Shares ...........................       (8,906,093)              0
-------------------------------------------------------------  ---------------   -------------
  Total distributions to shareholders .......................      (10,421,496)    (10,204,074)
-------------------------------------------------------------  ---------------   -------------
Capital share transactions
 Proceeds from shares sold ..................................      691,142,663     507,906,971
 Proceeds from reinvestment of distributions ................        1,262,568          92,973
 Payment for shares redeemed ................................     (123,152,319)    (25,220,252)
-------------------------------------------------------------  ---------------   -------------
  Net increase in net assets resulting from capital share
   transactions .............................................      569,252,912     482,779,692
-------------------------------------------------------------  ---------------   -------------
   Total increase in net assets .............................      570,110,897     483,071,117
-------------------------------------------------------------  ---------------   -------------
Net assets
 Beginning of period ........................................                0               0
-------------------------------------------------------------  ---------------   -------------
 End of period ..............................................  $   570,110,897   $ 483,071,117
=============================================================  ===============   =============
Undistributed net investment income .........................  $             0   $           0
=============================================================  ===============   =============



                                                                     Income       Intermediate       Limited
                                                                     Plus             Bond          Duration
                                                                     Fund             Fund            Fund
                                                              ----------------- --------------- ---------------
Operations
 Net investment income ......................................  $   25,616,146    $  12,239,494   $  1,085,011
 Net realized gain on investments ...........................       4,540,904        5,136,822         40,470
 Net change in unrealized appreciation (depreciation) on
  investments ...............................................      (4,891,632)       4,498,062       (145,739)
-------------------------------------------------------------- --------------    -------------   ------------
  Net increase in net assets resulting from operations ......      25,265,418       21,874,378        979,742
-------------------------------------------------------------- --------------    -------------   ------------
Distributions to shareholders from net investment
 income
  Institutional Shares ......................................     (25,598,627)     (12,236,922)    (1,085,011)
  Institutional Service Shares ..............................         (17,519)          (2,572)             0
  Institutional Charitable Shares ...........................               0                0              0
-------------------------------------------------------------- --------------    -------------   ------------
  Total distributions to shareholders .......................     (25,616,146)     (12,239,494)    (1,085,011)
-------------------------------------------------------------- --------------    -------------   ------------
Capital share transactions
 Proceeds from shares sold ..................................   1,228,041,582      774,532,522     60,814,231
 Proceeds from reinvestment of distributions ................          63,669           18,337        299,637
 Payment for shares redeemed ................................     (50,485,039)     (29,977,495)    (3,896,120)
-------------------------------------------------------------- --------------    -------------   ------------
  Net increase in net assets resulting from capital share
   transactions .............................................   1,177,620,212      744,573,364     57,217,748
-------------------------------------------------------------- --------------    -------------   ------------
   Total increase in net assets .............................   1,177,269,484      754,208,248     57,112,479
-------------------------------------------------------------- --------------    -------------   ------------
Net assets
 Beginning of period ........................................               0                0              0
-------------------------------------------------------------- --------------    -------------   ------------
 End of period ..............................................  $1,177,269,484    $ 754,208,248   $ 57,112,479
=============================================================  ===============   =============
Undistributed net investment income .........................  $            0    $           0   $          0
=============================================================  ===============   =============   ============

* Each Fund commenced operations on November 24, 1997.







                  See Combined Notes to Financial Statements.

               Combined Notes to Financial Statements (Unaudited)


1. ORGANIZATION


The Evergreen Select Fixed Income Funds consist of Evergreen Select Core Bond Fund ("Core Bond Fund"), Evergreen Select Fixed Income Fund ("Fixed Income Fund"), Evergreen Select Income Plus Fund ("Income Plus Fund"), Evergreen Select Intermediate Tax Exempt Bond Fund ("Intermediate Bond Fund") and Evergreen Select Limited Duration Fund ("Limited Duration Fund") (collectively, the "Funds"). Each Fund is a diversified series of Evergreen Select Fixed Income Trust (the "Trust"), a Delaware business trust organized in September 17, 1997. The Trust is an open end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Funds offer an Institutional Class of shares ("Class I") and an Institutional Service Class of shares ("Class IS"). Each class of shares is sold without a front-end sales charge or contingent deferred sales charge. Class IS shares pay on ongoing service fee. Class I and Class IS shares are available to institutional investors through broker dealers, banks and other financial intermediaries. Additionally, the Core Bond Fund offers an Institutional Charitable class of shares ("Class IC"). Class IC shares are available to those investors that qualify as a non-profit organization under the Internal Revenue Code. Such organizations would include charitable trusts, non-profit hospitals, private foundations, private schools and colleges, public charities, religious entities and charitable remainder trusts.


2. CONVERSION INFORMATION

On November 24, 1997, the Fixed Income Fund, Income Plus Fund, Intermediate Bond Fund and Limited Duration Fund commenced operations of their respective Class I shares, and Core Bond Fund commenced operations of its Class IC shares, as a result of a tax-free conversion of common trust funds managed by First Union National Bank ("FUNB"), a subsidiary of First Union Corporation ("First Union"). The following chart summarizes pertinent data related to each Fund on the date of conversion.


                                                 Core Bond        Fixed Income
                                                    Fund              Fund
                                             ----------------- -----------------
Shares issued ..............................      37,986,482        78,155,088
Net assets .................................   $ 405,676,074     $ 465,572,507
Net asset value per share ..................   $       10.68     $        5.96
Unrealized appreciation of investments .....   $  17,548,207     $   7,194,614



                                                                    Intermediate        Limited
                                                 Income Plus            Bond           Duration
                                                     Fund               Fund             Fund
                                             ------------------- ----------------- ----------------
Shares issued ..............................       201,873,264        11,507,322        4,756,440
Net assets .................................   $ 1,153,786,921     $ 746,085,469     $ 49,567,906
Net asset value per share ..................   $          5.72     $       64.84     $      10.42
Unrealized appreciation of investments .....   $    52,895,898     $  28,765,870     $    350,939

The foregoing amounts are reflected as shares issued and proceeds received in the statements of changes in net assets.


3. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Securities
U.S. Government obligations held by the Funds are valued at the mean between the over-the-counter bid and asked prices. Corporate bonds, other fixed-income securities, and mortgage and other asset-backed securities are valued at prices provided by an independent pricing service. In determining a price for normal institutional-size transactions, the pricing service uses methods based on market transactions for comparable securities and analysis of various relationships between similar securities, which are generally recognized by institutional traders. Securities for which valuations are not readily available from an independent pricing service (including restricted securities) are valued at fair value as determined in good faith according to procedures established by the Board of Trustees. For Intermediate Bond Fund, an independent pricing service values the municipal bonds at fair value using a variety of factors which may include yield, liquidity, interest rate risk, credit quality, coupon, maturity and type of issue. Securities for which valuations are not available from an independent pricing service, including restricted securities, are valued at fair value as determined in good faith according to procedures established by the Board of Trustees.

Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

B. Repurchase Agreements
Each Fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by the custodian on the Fund's behalf. Each Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued

         Combined Notes to Financial Statements (Unaudited) (continued)

interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

C. Securities Lending
In order to generate income and to offset expenses, the Funds may lend portfolio securities to brokers, dealers and other financial organizations. The Funds' investment adviser will monitor the creditworthiness of such borrowers. Loans of securities may not exceed 30% of a Fund's total assets and will be collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities, including accrued interest. While such securities are on loan, the borrower will pay a Fund any income accruing thereon, and the Fund may invest the collateral in portfolio securities, thereby increasing its return. A Fund will have the right to call any such loan and obtain the securities loaned at any time on five days' notice. Any gain or loss in the market price of the loaned securities, which occurs during the term of the loan, would affect a Fund and its investors. A Fund may pay reasonable fees in connection with such loans.

D. Security Transactions and Investment Income
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

E. Federal Taxes
The Funds have qualified and intend to continue to qualify as regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Funds will not incur any federal income tax liability since they are expected to distribute all of their net investment company taxable income, net tax-exempt income and net capital gains, if any, to their shareholders. The Funds also intend to avoid any excise tax liability by making the required distributions under the Code. Accordingly, no provision for federal taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.

F. Distributions
Distributions from net investment income for the Funds are declared daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

G. Class Allocations
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for Class IS.

         Combined Notes to Financial Statements (Unaudited) (continued)

3. CAPITAL SHARE TRANSACTIONS
The Funds have an unlimited number of shares of beneficial interest with a par value of $0.001 authorized. Shares of beneficial interest of the Funds are currently divided into Class I, Class IS and/or Class IC. Transactions in shares of the Funds were as follows:

--------------------------------------------------------------------------------
CORE BOND FUND




                                                                December 19, 1997
                                                        (Commencement of Class Operations)
                                                                to March 31, 1998
                                                        ---------------------------------
                                                             Shares           Amount
                                                        ---------------- ----------------
Class I
Shares sold ...........................................     22,728,782    $  244,856,992
Shares issued in reinvestment of distributions ........        115,887         1,243,576
Shares redeemed .......................................    (10,879,209)     (117,243,093)
------------------------------------------------------- --------------   ---------------
Net increase ..........................................     11,965,460    $  128,857,475
======================================================= ==============   ===============


                                                             March 9, 1998
                                                        (Commencement of Class
                                                              Operations)
                                                           to March 31, 1998
                                                        -----------------------
                                                           Shares      Amount
                                                        ----------- -----------
Class IS
Shares sold ...........................................   10,188     $109,590
Shares issued in reinvestment of distributions ........       32          344
Shares redeemed .......................................       (1)         (11)
------------------------------------------------------- ----------  ---------
Net increase ..........................................   10,219     $109,923
======================================================= ==========  =========


                                                              November 24, 1997
                                                            (Commencement of Class
                                                                 Operations)
                                                              to March 31, 1998
                                                        ------------------------------
                                                            Shares          Amount
                                                        -------------- ---------------
Class IC
Shares sold ...........................................   41,758,711    $446,176,081
Shares issued in reinvestment of distributions ........        1,735          18,648
Shares redeemed .......................................     (551,048)     (5,909,215)
------------------------------------------------------- ------------   -------------
Net increase ..........................................   41,209,398    $440,285,514
======================================================= ============   =============

--------------------------------------------------------------------------------
FIXED INCOME FUND
--------------------------------------------------------------------------------




                                                               November 24, 1997
                                                             (Commencement of Class
                                                                  Operations)
                                                               to March 31, 1998
                                                        --------------------------------
                                                             Shares          Amount
                                                        --------------- ----------------
Class I
Shares sold ...........................................    84,970,265    $ 506,295,526
Shares issued in reinvestment of distributions ........        14,987           89,463
Shares redeemed .......................................    (4,208,940)     (25,146,990)
------------------------------------------------------- -------------   --------------
Net increase ..........................................    80,776,312    $ 481,237,999
======================================================= =============   ==============


                                                               March 9, 1998
                                                          (Commencement of Class
                                                                Operations)
                                                             to March 31, 1998
                                                        ---------------------------
                                                           Shares        Amount
                                                        ------------ --------------
Class IS
Shares sold ...........................................    270,377    $ 1,611,445
Shares issued in reinvestment of distributions ........        589          3,510
Shares redeemed .......................................    (12,313)       (73,262)
------------------------------------------------------- ----------   ------------
Net increase ..........................................    258,653    $ 1,541,693
======================================================= ==========   ============

         Combined Notes to Financial Statements (Unaudited) (continued)

--------------------------------------------------------------------------------
INCOME PLUS FUND
--------------------------------------------------------------------------------




                                                                November 24, 1997
                                                        (Commencement of Class Operations)
                                                                to March 31, 1998
                                                        ---------------------------------
                                                             Shares           Amount
                                                        --------------- -----------------
Class I
Shares sold ...........................................   214,158,166    $1,224,210,390
Shares issued in reinvestment of distributions ........        10,334            59,121
Shares redeemed .......................................    (8,656,045)      (49,663,764)
------------------------------------------------------- -------------   ---------------
Net increase ..........................................   205,512,455    $1,174,605,747
======================================================= =============   ===============


                                                               March 2, 1998
                                                          (Commencement of Class
                                                                Operations)
                                                             to March 31, 1998
                                                        ---------------------------
                                                            Shares        Amount
                                                        ------------- -------------
Class IS
Shares sold ...........................................     634,493    $3,831,192
Shares issued in reinvestment of distributions ........         797         4,548
Shares redeemed .......................................    (143,681)     (821,275)
------------------------------------------------------- -----------   -----------
Net increase ..........................................     491,609    $3,014,465
======================================================= ===========   ===========

--------------------------------------------------------------------------------
INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------




                                                              November 24, 1997
                                                            (Commencement of Class
                                                                 Operations)
                                                              to March 31, 1998
                                                        ------------------------------
                                                            Shares          Amount
                                                        -------------- ---------------
Class I
Shares sold ...........................................   11,924,381    $ 773,484,594
Shares issued in reinvestment of distributions ........          243           15,995
Shares redeemed .......................................     (456,069)     (29,977,430)
------------------------------------------------------- ------------   --------------
Net increase ..........................................   11,468,555    $ 743,523,159
======================================================= ============   ==============


                                                              March 2, 1998
                                                         (Commencement of Class
                                                               Operations)
                                                            to March 31, 1998
                                                        -------------------------
                                                           Shares       Amount
                                                        ----------- -------------
Class IS
Shares sold ...........................................   15,997     $1,047,928
Shares issued in reinvestment of distributions ........       36          2,342
Shares redeemed .......................................       (1)           (65)
------------------------------------------------------- ----------  -----------
Net increase ..........................................   16,032     $1,050,205
======================================================= =========   ===========

--------------------------------------------------------------------------------
LIMITED DURATION FUND
--------------------------------------------------------------------------------




                                                              November 24, 1997
                                                           (Commencement of Class
                                                                 Operations)
                                                              to March 31, 1998
                                                        -----------------------------
                                                            Shares         Amount
                                                        ------------- ---------------
Class I
Shares sold ...........................................   5,834,775      60,814,231
Shares issued in reinvestment of distributions ........      28,790         299,637
Shares redeemed .......................................    (372,817)     (3,896,120)
------------------------------------------------------- -----------   -------------
Net increase ..........................................   5,490,748      57,217,748
======================================================= ===========   =============

         Combined Notes to Financial Statements (Unaudited) (continued)

4. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the period ended March 31, 1998:



                                        Cost of Purchases                Proceeds from Sales
                                 -------------------------------- -------------------------------
                                   Government     Non-Government   Government     Non-Government
                                 ------------     ----------      -----------     ----------
Core Bond Fund .................  $189,645,275    $   86,638,174   $ 78,897,203  $    9,604,729
Fixed Income Fund ..............    69,742,588        16,996,973     24,428,112      64,407,279
Income Plus Fund ...............   228,167,696        67,438,668    267,219,759      82,302,748
Intermediate Bond Fund .........             0       177,757,427              0     135,455,747
Limited Duration Fund ..........    12,217,617         8,121,332     19,277,993       1,000,000

The Income Plus Fund and Fixed Income Fund loaned securities during the period ended March 31, 1998 to certain brokers who paid the Fund a negotiated lenders' fee. These fees are included in interest income. During the period ended March 31, 1998, the Funds earned $62,279 and $21,485, respectively, in income from securities lending. At March 31, 1998, the Funds had no securities on loan.

5. DISTRIBUTION PLAN
Evergreen Distributor, Inc. ("EDI"), a wholly owned subsidiary of The BISYS Group Inc. ("BISYS"), serves as principal underwriter to the Funds.

Each Fund has adopted a Distribution Plan for Class IS shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit a fund to reimburse its principal underwriter for costs related to selling shares of the fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the fund, are paid by the fund through expenses called "Distribution Plan expenses". Class IS currently pays a service fee equal to 0.25% of the average daily net assets of the class. Distribution Plan expenses are calculated daily and paid monthly.

Each of the Distribution Plans may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting shares of the respective class.

6. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND OTHER AFFILIATED
TRANSACTIONS
FUNB is the investment adviser for each of the Funds. In return for providing investment management and administrative services to the Funds, each Fund pays FUNB a management fee that is calculated daily and paid monthly based on a percentage of the Fund's respective average daily net assets:

                                                Annual
                                             Advisory Fee
                                             ----------------
            Core Bond Fund .................     0.40%
            Fixed Income Fund ..............     0.50%
            Income Plus Fund ...............     0.50%
            Intermediate Bond Fund .........     0.60%
            Limited Duration Fund ..........     0.30%

FUNB has voluntarily agreed to reduce the investment advisory fee on each Fund by 0.10% and to reimburse a portion of each Fund's annual operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses). For the period ended March 31, 1998, FUNB voluntarily waived and/or reimbursed the following amounts:

                                            Fees      Expenses
                                           Waived     Reimbursed
                                          --------    ----------
          Core Bond Fund ...............  $189,359           --
          Fixed Income Fund ............   170,454           --
          Income Plus Fund .............   409,699           --
          Intermediate Bond Fund .......   291,618           --
          Limited Duration Fund ........    18,300   $   17,916

Evergreen Investment Services ("EIS"), a subsidiary of First Union, is the administrator and BISYS Fund Services is sub-administrator to the Funds. As administrator, EIS provides the Funds with facilities, equipment and personnel. As sub-administrator to the Funds, BISYS Fund Services provides the officers of the Funds. The administrator and sub-administrator for each Fund are entitled to an annual fee based on the average daily net assets of the funds administered by EIS for which First Union or its investment advisory subsidiaries are also the investment advisers. The administration fee is calculated by applying percentage rates, which start at 0.05% and decline to 0.01% per annum as net assets increase, to the average daily net asset value of the Fund. The sub-administration fee is calculated by applying percentage rates, which start at 0.01% and decline to 0.004% per annum as net assets increase, to the average daily net asset value of the Fund.

During the period ended March 31, 1998, the Funds paid or accrued to EIS the following amounts for certain administrative services:



  Core Bond Fund .................  $32,708
  Fixed Income Fund ..............   31,622
  Income Plus Fund ...............   78,392
  Intermediate Bond Fund .........   50,721
  Limited Duration Fund ..........    3,492

Evergreen Service Company ("ESC"), a subsidiary of First Union, serves as the transfer and dividend disbursing agent for the Funds.


Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds.

7. EXPENSE OFFSET ARRANGEMENT
The Funds have entered into an expense offset arrangement with their custodian. The assets deposited with the custodian under this expense offset arrangement could have been invested in income-producing assets.

                             Evergreen Select Funds


MONEY MARKET
Money Market Fund
Treasury Money Market Fund
100% Treasury Money Market Fund
Municipal Money Market Fund

MUNICIPAL FIXED
INCOME
Intermediate Tax Exempt Bond Fund

TAXABLE FIXED
INCOME
Total Return Bond Fund
Income Plus Fund
Core Bond Fund
Fixed Income Fund
Adjustable Rate Fund
Limited Duration Fund

GROWTH AND INCOME/
BALANCED
Equity Income Fund
Balanced Fund

GROWTH
Small Company Growth Fund
Small Company Value Fund
Strategic Growth Fund
Common Stock Fund
Large Cap Blend Fund
Strategic Value Fund
Diversified Value Fund
Social Principles Fund



68430                                                            543697 RV0 5/98


(EVERGREEN LOGO)                                            --------------------
                                                                 BULK RATE
                                                                U.S. POSTAGE
                                                                    PAID
                                                                CHARLOTTE, NC
                                                               PERMIT NO. 136
                                                            --------------------
201 South College St.
Charlotte, NC 28288